File Nos. 333-32887
                                                                      811-08325
===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
      Pre-Effective Amendment No. ___                                   [ ]
      Post-Effective Amendment No. _8__                                 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
      Amendment No. _9__                                                [X]

                        (Check appropriate box or boxes.)

     BMA Variable Annuity Account A
     -------------------------------
     (Exact Name of Registrant)

     Business Men's Assurance Company of America
     -------------------------------------------
     (Name of Depositor)

     700 Karnes Boulevard, Kansas City, Missouri                     64108
     ------------------------------------------------------------   ----------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code  (816) 753-8000

     Name and Address of Agent for Service

     David A. Gates
     Business Men's Assurance Company of America
     700 Karnes Blvd.
     Kansas City, Missouri 64108

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT  06881
          (203) 226-7866

It is proposed that this filing will become effective:

     _____ immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__ on May 1, 2000 pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Individual Flexible Purchase Payment Deferred Variable Annuity Contracts


                              CROSS REFERENCE SHEET

                             (required by Rule 495)

ITEM NO.                                                                  Location

                                           PART A

Item 1.          Cover Page                                               Cover Page

Item 2.          Definitions                                              Index of Special Terms

Item 3.          Synopsis                                                 Summary

Item 4.          Condensed Financial Information                          Appendix

Item 5.          General Description of Registrant,
                 Depositor, and Portfolio Companies                       Other Information -
                                                                          BMA; The Separate
                                                                          Account; Investment
                                                                          Options

Item 6.          Deductions and Expenses                                  Expenses

Item 7.          General Description of Variable
                 Annuity Contracts                                        The Annuity Contract

Item 8.          Annuity Period                                           Annuity Payments
                                                                          (The Income Phase)

Item 9.          Death Benefit                                            Death Benefit

Item 10.         Purchases and Contract Value                             Purchase

Item 11.         Redemptions                                              Access to Your Money

Item 12.         Taxes                                                    Taxes

Item 13.         Legal Proceedings                                        None

Item 14.         Table of Contents of the Statement
                 of Additional Information                                Table of Contents of the
                                                                          Statement of Additional
                                                                          Information


                              CROSS REFERENCE SHEET

                             (required by Rule 495)

ITEM NO.                                                                        LOCATION
                                           PART B

Item 15.            Cover Page                                                  Cover Page

Item 16.            Table of Contents                                           Table of Contents

Item 17.            General Information and History                             Company

Item 18.            Services                                                    Not Applicable

Item 19.            Purchase of Securities Being Offered                        Not Applicable

Item 20.            Underwriters                                                Distribution

Item 21.            Calculation of Performance Data                             Performance Information

Item 22.            Annuity Payments                                            Annuity Provisions

Item 23.            Financial Statements                                        Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.



                                     PART A


                         THE FIXED AND VARIABLE ANNUITY

                                    ISSUED BY

                         BMA VARIABLE ANNUITY ACCOUNT A

                                       AND

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

     This prospectus describes the Fixed and Variable Annuity Contract offered by Business Men's Assurance Company of America (BMA).

     The annuity contract has 25 investment choices-2 FIXED ACCOUNT options and 23 INVESTMENT PORTFOLIOS listed below. The 23 INVESTMENT PORTFOLIOS are part of Investors Mark Series Fund, Inc., Berger Institutional Products Trust, The Alger American Fund, American Century Variable Portfolios, Inc., Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, Variable Insurance Products Fund, Variable Insurance Products Fund II, INVESCO Variable Investment Funds, Inc. and Lazard Retirement Series, Inc. You can put your money in Fixed Account I, any currently available GUARANTEE PERIOD of Fixed Account II and/or any of these INVESTMENT PORTFOLIOS.

INVESTORS MARK SERIES FUND, INC.

     MANAGED BY STANDISH, AYER & WOOD, INC.

          Intermediate Fixed Income Portfolio
          Mid Cap Equity Portfolio
          Money Market Portfolio

     MANAGED BY STANDISH INTERNATIONAL MANAGEMENT COMPANY, L.P.

          Global Fixed Income Portfolio

     MANAGED BY STEIN ROE & FARNHAM INCORPORATED

          Small Cap Equity Portfolio
          Large Cap Growth Portfolio

     MANAGED BY DAVID L. BABSON & CO., INC.

          Large Cap Value Portfolio

     MANAGED BY LORD, ABBETT & CO.

          Growth & Income Portfolio

     MANAGED BY KORNITZER CAPITAL MANAGEMENT, INC.

          Balanced Portfolio

BERGER INSTITUTIONAL PRODUCTS TRUST

     MANAGED BY BBOI WORLDWIDE LLC

          Berger/BIAM IPT-International Fund

THE ALGER AMERICAN FUND

     MANAGED BY FRED ALGER MANAGEMENT, INC.

         Alger American Growth Portfolio (available as of July 14, 2000)
         Alger American Leveraged AllCap Portfolio (available as of July
          14, 2000)
         Alger American MidCap Growth Portfolio (available as of July 14, 2000)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

          VP Income & Growth
          VP Value

DREYFUS STOCK INDEX FUND

          MANAGED BY THE DREYFUS CORPORATION (Index Fund Manager-Mellon Equity Associates)


DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus VIF")

     MANAGED BY THE DREYFUS CORPORATION

          Dreyfus VIF Disciplined Stock Portfolio


VARIABLE INSURANCE PRODUCTS FUND ("VIP),
VARIABLE INSURANCE PRODUCTS FUND II ("VIP II")

     MANAGED BY Fidelity Management & Research Company

         Fidelity VIP Overseas Portfolio (available as of July 14, 2000) Fidelity VIP Growth Portfolio (available as of July 14, 2000) Fidelity VIP II Contrafund Portfolio (available as of July 14, 2000)


INVESCO VARIABLE INVESTMENT FUNDS, INC.

     MANAGED BY INVESCO FUNDS GROUP, INC.

          INVESCO VIF-High Yield Fund
          INVESCO  VIF-Equity  Income  Fund


LAZARD RETIREMENT SERIES, INC.

     MANAGED BY LAZARD ASSET MANAGEMENT

          Lazard Retirement Small Cap Portfolio


     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

     Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BMA Fixed and Variable Annuity Contract.

     To learn more about the BMA Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of this prospectus. The SEC has a web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 31 of this prospectus. For a free copy of the SAI, call us at 1-800-423-9398 or write us at: 9735 Landmark Parkway Drive, St. Louis, MO 63127-1690.

     The Contracts:

o    are not bank deposits

o    are not federally insured

o    are not endorsed by any bank or government agency

o    are not guaranteed and may be subject to loss of principal

     This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell these securities. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

May 1, 2000.


                                                 TABLE OF CONTENTS
                                                                                                                   Page

==========================================================================================================================
INDEX OF SPECIAL TERMS............................................................................................

SUMMARY

FEE TABLE.........................................................................................................

EXAMPLES..........................................................................................................

1.   THE ANNUITY CONTRACT.........................................................................................

2.   ANNUITY PAYMENTS (THE INCOME PHASE)..........................................................................

3.   PURCHASE.....................................................................................................
     Purchase Payments............................................................................................
     Allocation of Purchase Payments..............................................................................
     Accumulation Units...........................................................................................

4.   INVESTMENT OPTIONS...........................................................................................
     Transfers....................................................................................................
     Dollar Cost Averaging Option.................................................................................
     Asset Rebalancing Option.....................................................................................
     Asset Allocation Option......................................................................................
     Voting Rights................................................................................................
     Substitution.................................................................................................

5.   EXPENSES.....................................................................................................
     Coverage Charge..............................................................................................
     Contract Maintenance Charge..................................................................................
     Withdrawal Charge............................................................................................
     Waiver of Withdrawal Charge Benefits.........................................................................
     Reduction or Elimination of the Withdrawal Charge............................................................
     Premium Taxes................................................................................................
     Transfer Fee.................................................................................................
     Income Taxes.................................................................................................
     Investment Portfolio Expenses................................................................................

6.   TAXES........................................................................................................
     Annuity Contracts in General.................................................................................

     Qualified and Non-Qualified Contracts........................................................................
     Withdrawals-Non-Qualified Contracts..........................................................................
     Withdrawals-Qualified Contracts..............................................................................
     Death Benefits...............................................................................................
     Diversification..............................................................................................

7.   ACCESS TO YOUR MONEY.........................................................................................
     Automatic Withdrawal Program.................................................................................
     Minimum Distribution Program.................................................................................
     Suspension of Payments or Transfers..........................................................................

8.   PERFORMANCE..................................................................................................

9.   DEATH BENEFIT................................................................................................
     Upon Your Death..............................................................................................
     Death of Annuitant...........................................................................................

10.  OTHER INFORMATION............................................................................................
     BMA..........................................................................................................
     The Separate Account.........................................................................................
     Distributor..................................................................................................
     Administration...............................................................................................
     Ownership....................................................................................................
     Beneficiary..................................................................................................
     Assignment...................................................................................................
     Financial Statements.........................................................................................

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION......................................................

APPENDIX A-CONDENSED FINANCIAL INFORMATION........................................................................

APPENDIX B-ADDITIONAL DEATH BENEFIT OPTION........................................................................
==========================================================================================================================


                                              INDEX OF SPECIAL TERMS

     We have written this prospectus to make it as understandable as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable and need an explanation. We have identified the following as some of these words or terms. They appear capitalized in the text and the page that is indicated
below is where we believe you will find the best explanation for the word or term.

=============================================================================================================================
                                                                                                                       Page
Accumulation Phase..................................................................................................
Accumulation Unit...................................................................................................
Annuitant...........................................................................................................
Annuity Date........................................................................................................
Annuity Options.....................................................................................................
Annuity Payments....................................................................................................
Annuity Unit........................................................................................................
Beneficiary.........................................................................................................
Fixed Account.......................................................................................................
Guarantee Period....................................................................................................
Income Phase........................................................................................................
Investment Portfolios...............................................................................................
Joint Owner.........................................................................................................
Non-Qualified.......................................................................................................
Owner...............................................................................................................
Purchase Payment....................................................................................................
Qualified...........................................................................................................
Tax Deferral........................................................................................................
============================================================================================================================


                                     SUMMARY

     The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

     The Annuity Contract: The fixed and variable annuity contract offered by BMA provides a means for investing on a tax-deferred basis in two BMA fixed accounts (available in most states) and the 23 INVESTMENT PORTFOLIOS. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

     Annuity Payments: If you want to receive regular income from your annuity, you can choose one of the ANNUITY OPTIONS BMA offers. You can choose whether to have payments come from our general account, the available INVESTMENT PORTFOLIOS or both. If you choose to have any part of your payments come from the INVESTMENT PORTFOLIOS, the dollar amount of your payments may go up or down.

     Purchase: You can buy the contract with $10,000 or more under most circumstances. You can add $1,000 or more any time you like during the ACCUMULATION PHASE.

     Investment Options: You can put your money into the BMA FIXED ACCOUNTS and/or the INVESTMENT PORTFOLIOS. The returns on the INVESTMENT PORTFOLIOS are not guaranteed. You can lose money. You can make transfers between investment options.

     Expenses: The contract has insurance features and investment features, and there are costs related to each.

     Each year, BMA deducts a $35 contract maintenance charge from your contract. BMA currently waives this charge during the ACCUMULATION PHASE if the value of your contract is at least $100,000.


     BMA deducts a coverage charge which varies depending upon whether you elect the additional death benefit option (ADBO) (if you purchase the contract on or after May 3, 1999). The charge is equal, on an annual basis, to 1.45% of amounts invested in an investment portfolio if you elect the ADBO and 1.25% of amounts invested in an investment portfolio if you do not elect the ADBO.

     In certain states, the ADBO may not be available (check with your registered representative). If you bought your contract before May 3, 1999, the ADBO is not available.

     If you take money out of the contract, BMA may assess a withdrawal charge against each PURCHASE PAYMENT withdrawn. The withdrawal charge starts at 7% in the first year and declines to 0% after 7 years.

     There are also daily investment charges which range, on an annual basis, from .26% to 1.25% of the average daily value of the INVESTMENT PORTFOLIO, depending upon the INVESTMENT PORTFOLIO.

     Taxes: Your earnings are not taxed until you take them out. If you take money out during the ACCUMULATION PHASE, earnings come out first and are taxed as income. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty.

     Access to Your Money: You can take money out of your contract during the ACCUMULATION PHASE. Withdrawals may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out.

     Death Benefit: If you die before moving to the INCOME PHASE, the person you have chosen as a BENEFICIARY will receive a death benefit.

     Free-Look: You can cancel the contract within 10 days after receiving it (or whatever period is required in your state). BMA will refund the value of your contract on the day it receives your request to cancel the contract. This may be more or less than your original payment. In certain states, or if you have purchased the contract as an individual retirement annuity, BMA will refund the greater of your PURCHASE PAYMENT or contract value. BMA will put your money in the Money Market Portfolio for 15 days (or the period required in your state) during the free-look period.

                                    FEE TABLE

     The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as the INVESTMENT PORTFOLIOS.


OWNER TRANSACTION EXPENSES

     Withdrawal Charge (as a percentage of PURCHASE PAYMENT withdrawn) (See Note 1 on page 13)


     =========================================================================================================================
                       NUMBER OF COMPLETE YEARS                                                                 WITHDRAWAL
                       FROM DATE OF PURCHASE PAYMENT                                                               CHARGE
     =========================================================================================================================
                            0 ..............................................................................        7%
                            1 ..............................................................................        6%
                            2 ..............................................................................        5%
                            3 ..............................................................................        4%
                            4 ..............................................................................        3%
                            5 ..............................................................................        2%
                            6 ..............................................................................        1%
                            7 and thereafter................................................................        0%
     =========================================================================================================================

     Transfer Fee (see Note 2 on page 13)

           No charge for first 12 transfers in a contract year during the ACCUMULATION PHASE and no charge for four transfers in a contract year during the INCOME PHASE; thereafter, the fee is $25 per transfer.


CONTRACT MAINTENANCE CHARGE (see Note 3 on page 13)..........................................      . $35 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

     Mortality and Expense Risk Fees and Account Fees and Expenses (See Note 4 on page 13).


If you elect Additional Death Benefit Option..........................................................                 1.45%
If you do not elect Additional Death Benefit Option...................................................                 1.25%
===============================================================================================================================

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an INVESTMENT PORTFOLIO for the most recent fiscal year, except as noted)

                                                                                                                 Total Annual
                                                                                      Other Expenses           Portfolio Expenses
                                                                                     (After Expense             (After Expense
                                                                                       Reimbursement            Reimbursement
                                                                 Management   12b-1   with Respect to          with Respect to
                                                                   Fees        Fees  Certain Portfolios)      Certain Portfolios)
=================================================================================================================================
INVESTORS MARK SERIES FUND, INC.(a)

    Intermediate Fixed Income Portfolio........................   .60%         -           .20%                .80%
    Mid Cap Equity Portfolio...................................   .80%         -           .10%                .90%
    Money Market Portfolio.....................................   .40%         -           .10%                .50%
    Global Fixed Income Portfolio..............................   .75%         -           .25%               1.00%
    Small Cap Equity Portfolio.................................   .95%         -           .10%               1.05%
    Large Cap Growth Portfolio.................................   .80%         -           .10%                .90%
    Large Cap Value Portfolio..................................   .80%         -           .10%                .90%
    Growth & Income Portfolio..................................   .80%         -           .10%                .90%
    Balanced Portfolio.........................................   .80%         -           .10%                .90%

BERGER INSTITUTIONAL PRODUCTS TRUST

    Berger/BIAM IPT-International Fund(b)......................   .90%         -           .30%               1.20%

THE ALGER AMERICAN FUND

    Alger American Growth Portfolio............................   .75%         -           .04%                .79%
    Alger American Leveraged AllCap Portfolio (c)..............   .85%         -           .08%                .93%
    Alger American MidCap Growth Portfolio.....................   .80%         -           .05%                .85%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

    VP Value...................................................  1.00%         -           .00%               1.00%
    VP Income & Growth.........................................   .70%         -           .00%                .70%

DREYFUS STOCK INDEX FUND.......................................   .25%         -           .01%                .26%

DREYFUS VARIABLE INVESTMENT FUND

    Dreyfus VIF Disciplined Stock Portfolio....................   .75%         -           .06%                .81%

VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE
PRODUCTS FUND II, Service Class II

    Fidelity VIP Overseas Portfolio............................   .73%       .25%          .18%               1.16%
    Fidelity VIP Growth Portfolio..............................   .58%       .25%          .10%                .93%
    Fidelity VIP II Contrafund Portfolio.......................   .58%       .25%          .12%                .95%

INVESCO VARIABLE INVESTMENT FUNDS, INC.(d)


    INVESCO VIF-High Yield Fund ...............................   .60%         -           .47%               1.07%
    INVESCO VIF-Equity Income Fund ............................   .75%         -           .42%               1.17%

LAZARD RETIREMENT SERIES, INC.

    Lazard Retirement Small Cap Portfolio(e)...................   .75%       .25%          .25%                1.25%

______________

(a)  Investors Mark Advisors, LLC voluntarily agreed to reimburse expenses of each Portfolio of Investors
     Mark Series Fund, Inc. for the year ended December 31, 1999 and will continue this arrangement until April
     30, 2001 so that the annual expenses do not exceed the amounts set forth above under "Total Annual Portfolio
     Expenses" for each Portfolio. Absent such expense reimbursement, the Total Annual Portfolio Expenses for the year ended December 31, 1999 were: 2.72% for the Money Market Portfolio; 2.25% for the Intermediate Fixed
     Income Portfolio; 1.67% for the Global Fixed Income Portfolio; 2.33% for the Mid Cap Equity Portfolio; 1.72%
     for the Balanced Portfolio; 1.67% for the Growth & Income Portfolio; 2.53% for the Small Cap Equity
     Portfolio; 1.49% for the Large Cap Growth Portfolio; and 1.49% for the Large Cap Value Portfolio.

(b)  BBOI Worldwide LLC has agreed to waive its advisory fee and reimburse the Berger/BIAM IPT-International
     Fund for additional expenses to the extent that normal operating expenses in any fiscal year exceed 1.20% of the Fund's average daily net assets. Absent the voluntary waiver and reimbursement, for the year ended
     December 31, 1999, the management fee for the Fund would be .90% and its "Total Annual Portfolio Expenses"
     were 2.45%.

(c)  The Alger American Leveraged AllCap Portfolio's "Other Expenses" include .01% of interest expense.

(d)  The Fund's actual Total Annual Portfolio Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.  The expense information presented has been restated from the financials to reflect a change in the administrative services fee.

     Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses did not exceed 1.05% of the High Yield Fund's average net assets and 1.15% of the Equity Income Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Without such absorption, but excluding any expense offset arrangements, Other Expenses and Total Annual Operating Expenses for the fiscal year ended
     December 31, 1999 were 0.48% and 1.08% respectively of the High Yield Fund's average net assets, and 0.44%
     and 1.19% respectively of the Equity Income Fund's average net assets.

(e)  Lazard Asset Management, Inc., the Fund's investment adviser, has voluntarily agreed to reimburse all expenses through December 31, 2000 to the extent total annual portfolio expenses exceed in any fiscal year
     1.25% of the Portfolio's average daily net assets. Total annual portfolio expenses prior to waivers and/or reimbursements by the investment manager totaled 7.31% for the Lazard Retirement Small Cap Portfolio at
     December 31, 1999.


                                    EXAMPLES

     There are two sets of examples below.

o    Example 1 assumes you elect the Additional Death Benefit Option (ADBO).

o    Example 2 assumes you do not elect the ADBO.

     Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

     The assumed average contract size is $60,000.

     The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown

EXAMPLE 1:

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and assuming you elect the ADBO:

     (a)  if you surrender the contract at the end of each time period;

     (b)  if you do not surrender the contract or if your contract value is applied to an ANNUITY OPTION with a life contingency or another ANNUITY OPTION with an ANNUITY PAYMENT period of more than 5 years.


                                                                      Time Periods
===========================================================================================================
                                                  1 Year         3 Year         5 Year         10 Year
==========================================================================================================
INVESTORS MARK SERIES FUND, INC.
  Intermediate Fixed Income Portfolio          a)  $ 77.79    a)  $109.40    a)  $143.85    a)  $269.56
                                               b)    23.94    b)    73.72    b)   126.12    b)   269.56

  Mid Cap Equity Portfolio                     a)    78.82    a)   112.49    a)   148.99    a)   279.79
                                               b)    24.97    b)    76.80    b)   131.26    b)   279.79

  Money Market Portfolio                       a)    74.68    a)   100.06    a)   128.25    a)   238.19
                                               b)    20.86    b)    64.42    b)   110.56    b)   238.19

  Global Fixed Income Portfolio                a)    79.85    a)   115.58    a)   154.11    a)   289.90
                                               b)    25.99    b)    79.87    b)   136.37    b)   289.90

  Small Cap Equity Portfolio                   a)    80.37    a)   117.12    a)   156.66    a)   294.92
                                               b)    26.51    b)    81.40    b)   138.91    b)   294.92

  Large Cap Growth Portfolio                   a)    78.82    a)   112.49    a)   148.99    a)   279.79
                                               b)    24.97    b)    76.80    b)   131.26    b)   279.79

  Large Cap Value Portfolio                    a)    78.82    a)   112.49    a)   148.99    a)   279.79
                                               b)    24.97    b)    76.80    b)   131.26    b)   279.79

  Growth & Income Portfolio                    a)    78.82    a)   112.49    a)   148.99    a)   279.79
                                               b)    24.97    b)    76.80    b)   131.26    b)   279.79

  Balanced Portfolio                           a)    78.82    a)   112.49    a)   148.99    a)   279.79
                                               b)    24.97    b)    76.80    b)   131.26    b)   279.79

BERGER INSTITUTIONAL PRODUCTS TRUST

  Berger/BIAM IPT -- International Fund        a)    81.91    a)   121.72    a)   164.27    a)   309.81
                                               b)    28.04    b)    85.99    b)   146.50    b)   309.81

THE ALGER AMERICAN FUND

  American Growth Portfolio                    a)    77.68    a)   109.09    a)   143.33    a)   268.53
                                               b)    23.84    b)    73.41    b)   125.61    b)   268.53

  American Leveraged AllCap Portfolio          a)    79.13    a)   113.42    a)   150.53    a)   282.83
                                               b)    25.28    b)    77.72    b)   132.79    b)   282.83

  American MidCap Growth Portfolio             a)    78.30    a)   110.95    a)   146.42    a)   274.68
                                               b)    24.46    b)    75.26    b)   128.69    b)   274.68

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  Value                                        a)    79.85    a)   115.58    a)   154.11    a)   289.90
                                               b)    25.99    b)    79.87    b)   136.37    b)   289.90

  Growth & Income                              a)    76.75    a)   106.30    a)   138.68    a)   259.21
                                               b)    22.92    b)    70.63    b)   120.96    b)   259.21

DREYFUS STOCK INDEX FUND                       a)    72.20    a)    92.53    a)   115.59    a)   212.34
                                               b)    18.39    b)    56.92    b)    97.93    b)   212.34

DREYFUS VARIABLE INVESTMENT FUND

  Dreyfus VIF Disciplined Stock Portfolio      a)    77.89    a)   109.71    a)   144.36    a)   270.58
                                               b)    24.05    b)    74.03    b)   126.64    b)   270.58

VARIABLE INSURANCE PRODUCTS FUND, II
VARIABLE INSURANCE PRODUCTS FUND II, SERVICE CLASS II

  Fidelity VIP Overseas Portfolio              a)    81.50    a)   120.49    a)   162.25    a)   305.87
                                               b)    27.63    b)    84.77    b)   144.48    b)   305.87

  Fidelity VIP Growth Portfolio                a)    79.13    a)   113.42    a)   150.53    a)   282.83
                                               b)    25.28    b)    77.72    b)   132.79    b)   282.83

  Fidelity VIP II Contrafund Portfolio         a)    79.34    a)   114.04    a)   151.56    a)   284.86
                                               b)    25.48    b)    78.34    b)   133.82    b)   284.86

INVESCO VARIABLE INVESTMENT FUNDS, INC.

  High Yield Portfolio                         a)    80.57    a)   117.73    a)   157.68    a)   296.92
                                               b)    26.71    b)    82.02    b)   139.93    b)   296.92

  Equity Income Portfolio                      a)    81.60    a)   120.80    a)   162.76    a)   306.85
                                               b)    27.73    b)    85.07    b)   144.99    b)   306.85

LAZARD RETIREMENT SERIES, INC.

  Lazard Retirement Small Cap Portfolio        a)    82.42    a)   123.25    a)   166.80    a)   314.72
                                               b)    28.55    b)    87.51    b)   149.02    b)   314.72
===========================================================================================================

EXAMPLE 2:

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and assuming you do not elect the ADBO:

     (a)  if you surrender the contract at the end of each time period;

     (b)  if you do not surrender the contract or if your contract value is applied to an ANNUITY OPTION with a life contingency or another ANNUITY OPTION with an ANNUITY PAYMENT period of more than 5 years.


                                                                        Time Periods
=============================================================================================================

                                                     1 Year          3 Year         5 Year         10 Year
=============================================================================================================
INVESTORS MARK SERIES FUND, INC.

  Intermediate Fixed Income Portfolio             a)  $ 75.72     a)  $103.18    a)  $133.47    a) $248.75
                                                  b)    21.89     b)   67.53     b)   115.77    b)  248.75

  Mid Cap Equity Portfolio                        a)    76.75     a)   106.29    a)   138.67    a)  259.21
                                                  b)    22.92     b)    70.63    b)   120.96    b)  259.21

  Money Market Portfolio                          a)    72.61     a)   93.79     a)   117.71    a)  216.70
                                                  b)    18.80     b)   58.17     b)   100.04    b)  216.70

  Global Fixed Income Portfolio                   a)    77.79     a)   109.40    a)   143.85    a)  269.55
                                                  b)    23.94     b)    73.72    b)   126.12    b)  269.55

  Small Cap Equity Portfolio                      a)    78.30     a)   110.95    a)   146.42    a)  274.68
                                                  b)    24.46     b)    75.26    b)   128.69    b)  274.68

  Large Cap Growth Portfolio                      a)    76.75     a)   106.29    a)   138.67    a)  259.21
                                                  b)    22.92     b)    70.63    b)   120.96    b)  259.21

  Large Cap Value Portfolio                       a)    76.75     a)   106.29    a)   138.67    a)  259.21
                                                  b)    22.92     b)    70.63    b)   120.96    b)  259.21

  Growth & Income Portfolio                       a)    76.75     a)   106.29    a)   138.67    a)  259.21
                                                  b)    22.92     b)    70.63    b)   120.96    b)  259.21

  Balanced Portfolio                              a)    76.75     a)   106.29    a)   138.67    a)  259.21
                                                  b)    22.92     b)    70.63    b)   120.96    b)  259.21

BERGER INSTITUTIONAL PRODUCTS TRUST

  Berger/BIAM IPT -- International Fund           a)    79.85     a)   115.58    a)   154.11    a)  289.90
                                                  b)    25.99     b)    79.87    b)   136.36    b)  289.90

THE ALGER AMERICAN FUND

  American Growth Portfolio                       a)    75.62     a)   102.87    a)   132.95    a)  247.70
                                                  b)    21.79     b)    67.22    b)   115.25    b)  247.70

  American Leveraged AllCap Portfolio             a)    77.06     a)   107.23    a)   140.23    a)  262.32
                                                  b)    23.22     b)    71.56    b)   122.51    b)  262.32

  American MidCap Growth                          a)    76.24     a)   104.74    a)   136.08    a)  254.00
                                                  b)    22.40     b)    69.08    b)   118.37    b)  254.00

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  Value                                           a)    77.79     a)   109.40    a)   143.85    a)  269.55
                                                  b)    23.94     b)    73.72    b)   126.12    b)  269.55

  Growth & Income                                 a)    74.68     a)   100.06    a)   128.25    a)  238.18
                                                  b)    20.86     b)    64.42    b)   110.55    b)  238.18

DREYFUS STOCK INDEX FUND                          a)    70.12     a)   86.21     a)   104.92    a)  190.28
                                                  b)    16.32     b)   50.62     b)    87.28    b)  190.28

DREYFUS VARIABLE INVESTMENT FUND

  Dreyfus VIF Disciplined Stock Portfolio         a)    75.82     a)   103.49    a)   133.99    a)  249.81
                                                  b)    21.99     b)    67.84    b)   116.29    b)  249.81

VARIABLE INSURANCE PRODUCTS FUND,
VARIABLE INSURANCE PRODUCTS FUND II, SERVICE CLASS II

  Fidelity VIP Overseas Portfolio                 a)    79.44     a)   114.34    a)   152.07    a)  285.87
                                                  b)    25.58     b)    78.64    b)   134.32    b)  285.87

  Fidelity VIP Growth Portfolio                   a)    77.06     a)   107.23    a)   140.23    a)  262.32
                                                  b)    23.22     b)    71.56    b)   122.51    b)  262.32


  Fidelity VIP II Contrafund Portfolio            a)    77.27     a)   107.85    a)   141.26    a)  264.40
                                                  b)    23.43     b)    72.17    b)   123.54    b)  264.40

INVESCO VARIABLE INVESTMENT FUNDS, INC.

  High Yield Portfolio                            a)    78.51     a)   111.56    a)   147.45    a)  276.73
                                                  b)    24.66     b)    75.88    b)   129.72    b)  276.73

  Equity Income Portfolio                         a)    79.54     a)   114.65    a)   152.58    a)  286.88
                                                  b)    25.69     b)    78.95    b)   134.83    b)  286.88

LAZARD RETIREMENT SERIES, INC.

  Lazard Retirement Small Cap Portfolio           a)    80.37     a)   117.11    a)   156.66    a)  294.92
                                                  b)    26.51     b)    81.40    b)   138.91    b)  294.92


EXPLANATION OF FEE TABLE AND EXAMPLES

1. After BMA has had a PURCHASE PAYMENT for 7 years, there is no charge by BMA for a withdrawal of that PURCHASE PAYMENT. You may also have to pay income tax and a tax penalty on any money you take out. The first 10% of contract value withdrawn is not subject to a withdrawal charge, unless you have already made another withdrawal during that same contract year.

2. BMA will not charge you the transfer fee even if there are more than 12 transfers in a year during the ACCUMULATION PHASE if the transfer is for the Dollar Cost Averaging Option, the Asset Allocation Option or Asset Rebalancing Option.

3. During the ACCUMULATION PHASE, BMA will not charge the contract maintenance charge if the value of your contract is $100,000 or more. If you make a complete withdrawal and the contract value is less than $100,000, BMA will charge the contract maintenance charge. If you own more than one BMA contract, we will determine the total value of all the contracts (except in South Carolina). If the total value of all the contracts is more than $100,000, we will not assess the contract maintenance charge. During the INCOME PHASE, BMA will deduct the contract maintenance charge from each ANNUITY PAYMENT on a pro rata basis.

4. The coverage charge is an aggregate charge which consists of mortality and expense risk fees and account fees and expenses which is referred to as a coverage charge throughout this prospectus and in your contract. The amount of the coverage charge for your contract depends upon whether you elect the Additional Death Benefit Option. If you purchased your contract before May 3, 1999, the Additional Death Benefit Option was not available. In certain states, the Additional Death Benefit Option may not be available. Check with your registered representative regarding availability.

     There  is  an  ACCUMULATION   UNIT  value  history   (Condensed   Financial
     Information) contained in Appendix A.


1.   THE ANNUITY CONTRACT

     This prospectus describes the Fixed and Variable Annuity Contract offered by BMA.

     An annuity is a contract between you, the owner, and an insurance company (in this case BMA), where the insurance company promises to pay you an income, in the form of ANNUITY PAYMENTS, beginning on a designated date that's at least one year after we issue your contract. Until you decide to begin receiving ANNUITY PAYMENTS, your annuity is in the ACCUMULATION PHASE. Once you begin receiving ANNUITY PAYMENTS, your contract switches to the INCOME PHASE.

     The contract benefits from TAX DEFERRAL. TAX DEFERRAL means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

     The contract is called a variable annuity because you can choose among 23 INVESTMENT PORTFOLIOS and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the ACCUMULATION PHASE depends upon the investment performance of the INVESTMENT PORTFOLIO(S) you select. The amount of the ANNUITY PAYMENTS you receive during the INCOME PHASE from the variable annuity portion of the contract also depends upon the investment performance of the INVESTMENT PORTFOLIOS you select for the INCOME PHASE.

     The contract also contains two FIXED ACCOUNT options (Fixed Account I and Fixed Account II). The FIXED ACCOUNTS offer interest rates that are guaranteed by BMA. For Fixed Account I, an interest rate is set at the time of each PURCHASE PAYMENT or transfer to the account. This initial interest rate is guaranteed for 12 months. Fixed Account II offers different GUARANTEE PERIODS. A GUARANTEE PERIOD is the time period for which an interest rate is credited in Fixed Account II. Currently, the following GUARANTEE PERIODS are available: three years, five years, and seven years. Each PURCHASE PAYMENT or transfer to a GUARANTEE PERIOD has its own interest rate. BMA guarantees that the interest credited to the FIXED ACCOUNT options will not be less than 3% per year. Currently, if you purchase the contract on or after May 3, 1999 and elect the Additional Death Benefit Option (ADBO), the amount of interest we credit to any amounts you have allocated to Fixed Account II will be reduced in consideration of the cost of the ADBO accordingly. If you make a withdrawal, transfer or if your contract switches to the INCOME PHASE before the end of the GUARANTEE PERIOD you have selected, an interest adjustment will be made to the value of your contract.

     If you select either FIXED ACCOUNT option, your money will be placed with the other general assets of BMA. If you select either FIXED ACCOUNT, the amount of money you are able to accumulate in your contract during the ACCUMULATION PHASE depends upon the total interest credited to your contract. The amount of the ANNUITY PAYMENTS you receive during the INCOME PHASE from the general account will remain level for the entire INCOME PHASE.

     As OWNER of the contract, you exercise all rights under the contract. You can change the OWNER at any time by notifying BMA in writing. You and your spouse can be named JOINT OWNERS (subject to state laws). We have described more information on this in Section 10-Other Information.


2.   ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

     Under the contract you can receive regular income payments. You can choose the date on which those payments begin. We call that date the ANNUITY DATE. Your first ANNUITY PAYMENT will be made one month (or one modal period if you do not choose monthly payments) after the ANNUITY DATE.

     We ask you to choose your ANNUITY DATE when you purchase the contract. You can change it at any time before the ANNUITY DATE with 30 days notice to us. Your ANNUITY DATE cannot be any earlier than one year after we issue the contract.


Annuity Payments

     ANNUITY PAYMENTS must begin by the later of the first day of the first calendar month after the ANNUITANT'S 95th birthday or 10 years after we issue your contract (or the maximum date allowed under state law). The ANNUITANT is the person whose life we look to when we make ANNUITY PAYMENTS. Currently, the amount of each payment is determined ten business days prior to the payment date. At the ANNUITY DATE, you can choose whether payments will come from:

o    a FIXED ACCOUNT, referred to as a fixed annuity,

o the INVESTMENT PORTFOLIO(s) available, referred to as a variable annuity, or

o    a combination of both.

     If you choose to have any portion of your ANNUITY PAYMENTS come from the FIXED ACCOUNTS, Fixed Accounts I and II will be terminated, and the fixed annuity payments will be made from BMA's general account. The general account of BMA contains all of our assets except the assets of the Separate Account and other separate accounts we may have. The dollar amount of each fixed annuity payment will be determined in accordance with the annuity tables in the contract. If, on the ANNUITY DATE, we are using annuity payment tables for similar fixed annuity contracts which would provide a larger ANNUITY PAYMENT, we will use those tables. Once determined, the amount of the fixed annuity payment will not change, unless you transfer a portion of your variable annuity payment into the fixed annuity. Up to four times each contract year you may increase the amount of your fixed annuity payment by a transfer of all or portion of your variable annuity payment to the fixed annuity payment. After the ANNUITY DATE, you may not transfer any portion of the fixed annuity into the variable annuity payment.

     If you choose to have any portion of your ANNUITY PAYMENTS come from the INVESTMENT PORTFOLIO(s), the dollar amount of the initial variable annuity payment will depend upon the value of your contract in the INVESTMENT PORTFOLIO(s) and the annuity tables in the contract. The dollar amount of this variable annuity payment is not guaranteed to remain level.

     Each variable annuity payment will vary depending on the investment performance of the INVESTMENT PORTFOLIO(s) you have selected. A 3.5% annual investment rate is used in the annuity tables in the contract. If the actual performance of the INVESTMENT PORTFOLIO(s) you have selected equals 3.5%, then the variable annuity payments will remain level. If the actual performance of the INVESTMENT PORTFOLIO(s) you have selected exceeds the 3.5% assumption, the variable annuity payments will increase. Conversely, if the performance is less than the 3.5%, the variable annuity payments will decrease.

     ANNUITY PAYMENTS are made monthly unless you have less than $10,000 to apply toward a payment. In that case, BMA may provide your ANNUITY PAYMENT in a single lump sum. Likewise, if your ANNUITY PAYMENTS would be or become less than $250 a month, BMA has the right to change the frequency of payments so that your ANNUITY PAYMENTS are at least $250.


Annuity Options

     You can choose among income plans. We call those ANNUITY OPTIONS.

     You can select and/or change an ANNUITY OPTION at any time prior to the ANNUITY DATE (with 30 days notice to us). If you do not choose an ANNUITY OPTION, we will assume that you selected Option 2 which will provide a life annuity with 120 monthly payments guaranteed. You can choose one of the following ANNUITY OPTIONS. Any other ANNUITY OPTION acceptable to us may also be selected. After ANNUITY PAYMENTS begin, you cannot change the ANNUITY OPTION.

     OPTION 1. LIFE ANNUITY. Under this option, we will make an ANNUITY PAYMENT each month so long as the ANNUITANT is alive. After the ANNUITANT dies, we stop making ANNUITY PAYMENTS.

     OPTION 2. LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED. Under this option, we will make an ANNUITY PAYMENT each month so long as the ANNUITANT is alive. However, if, when the ANNUITANT dies, we have made ANNUITY PAYMENTS for less than the selected guaranteed period, we will then continue to make ANNUITY
PAYMENTS for the rest of the guaranteed period to the BENEFICIARY. If the BENEFICIARY does not want to receive ANNUITY PAYMENTS, he or she can ask us for a single lump sum.

     OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make ANNUITY PAYMENTS each month so long as the ANNUITANT and a second person are both alive. When either of these people dies, we will continue to make ANNUITY PAYMENTS, so long as the survivor continues to live. The amount of the ANNUITY PAYMENTS we will make to the survivor can be equal to 100%, 75% or 50% of the amount that we would have paid if both were alive.

     OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 OR 20 YEARS GUARANTEED. Under this option, we will make ANNUITY PAYMENTS each month so long as the ANNUITANT and a second person (joint ANNUITANT) are both alive. However, if when the last ANNUITANT dies, we have made ANNUITY PAYMENTS for less than the selected guaranteed period, we will then continue to make ANNUITY PAYMENTS for the rest of the guaranteed period to the BENEFICIARY. If the BENEFICIARY does not want to receive ANNUITY PAYMENTS, he or she can ask us for a single lump sum.

3.   PURCHASE

Purchase Payments

     A PURCHASE PAYMENT is the money you give us to buy the contract. The minimum we will accept for a NON-QUALIFIED contract is $10,000. If you buy the contract as part of an Individual Retirement Annuity (IRA), the minimum PURCHASE PAYMENT we will accept is $2,000. The maximum PURCHASE PAYMENTS we accept are $1 million without our prior approval. You can make additional PURCHASE PAYMENTS of $1,000 or more.


Allocation of Purchase Payments

     When you purchase a contract, we will allocate your PURCHASE PAYMENT to:

o    Fixed Account I;

o    any currently available GUARANTEE PERIOD of Fixed Account II; and/or

o    one or more of the INVESTMENT PORTFOLIOS you have selected.

     If you make additional PURCHASE PAYMENTS, we will allocate them in the same way as your first PURCHASE PAYMENT unless you tell us otherwise. Any allocation to Fixed Account I or to any GUARANTEE PERIOD of Fixed Account II must be at least $5,000. Allocation percentages need to be in whole numbers. Each allocation must be at least 1%. Any allocation to an INVESTMENT PORTFOLIO must be at least $1,000. BMA reserves the right to decline any PURCHASE PAYMENT.

     At its discretion, BMA may refuse PURCHASE PAYMENTS into Fixed Account I or Fixed Account II if the total value of Fixed Accounts I and II is greater than or equal to 30% of the value of your contract at the time of the PURCHASE PAYMENT.

     Once we receive your PURCHASE PAYMENT and the necessary information, we will issue your contract and allocate your first PURCHASE PAYMENT within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional PURCHASE PAYMENTS, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.


Free Look

     If you change your mind about owning the contract, you can cancel it within 10 days after receiving it, or the period required in your state. When you cancel the contract within this time period, BMA will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we will refund the greater of your PURCHASE PAYMENT (less withdrawals) or the value of your contract if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we will put your PURCHASE PAYMENT in the Money Market Portfolio for 15 days beginning when we allocate your first PURCHASE PAYMENT. (In some states, the period may be longer.) At the end of that period, we will re-allocate those funds as you selected.


Accumulation Units

     The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the INVESTMENT PORTFOLIO(S) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an ACCUMULATION UNIT. (An ACCUMULATION UNIT works like a share of a mutual fund.) During the INCOME PHASE of the contract we call the unit an ANNUITY UNIT.

     Every business day we determine the value of an ACCUMULATION UNIT for each of the INVESTMENT PORTFOLIOS by multiplying the ACCUMULATION UNIT value for the previous business day by a factor for the current business day. The factor is determined by:

          1. dividing the value of an INVESTMENT PORTFOLIO share at the end of the current business day by the value of an INVESTMENT PORTFOLIO share for the previous business day; and

          2. multiplying it by one minus the daily amount of the coverage charge and any charges for taxes.

     The value of an ACCUMULATION UNIT may go up or down from day to day.

     When you make a PURCHASE PAYMENT, we credit your contract with ACCUMULATION UNITS. The number of ACCUMULATION UNITS credited is determined by dividing the amount of the PURCHASE PAYMENT allocated to an INVESTMENT PORTFOLIO by the value of the ACCUMULATION UNIT for that INVESTMENT PORTFOLIO.

     We calculate the value of an ACCUMULATION UNIT for each INVESTMENT PORTFOLIO after the New York Stock Exchange closes each day and then credit your contract.


Example:

     On Monday we receive an additional PURCHASE PAYMENT of $4,000 from you. You have told us you want this to go to the Balanced Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an ACCUMULATION UNIT for the Balanced Portfolio is $12.70. We then divide $4,000 by $12.70 and credit your contract on Monday night with 314.960630 ACCUMULATION UNITS for the Balanced Portfolio.

4.   INVESTMENT OPTIONS

     The contract offers 23 INVESTMENT PORTFOLIOS which are listed below. Additional INVESTMENT PORTFOLIOS may be available in the future.

     Shares of the portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with BMA. Certain portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

     BMA may enter into certain arrangements under which it is reimbursed by the
INVESTMENT   PORTFOLIOS'  advisers,   distributors  and/or  affiliates  for  the
administrative services which it provides to the portfolios.

     The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the investment portfolios have the same investment advisers.

     A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

     You should read the prospectuses for these funds carefully. Copies of these prospectuses will be sent to you with your contract. Certain portfolios contained in the fund prospectuses may not be available with your contract. Below is a summary of the investment objectives and strategies of each investment portfolio available under the contract. There can be no assurance that the investment objectives will be achieved. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

INVESTORS MARK SERIES FUND, INC.

     Investors Mark Series Fund, Inc. is managed by Investors Mark Advisors, LLC (Adviser), which is an affiliate of BMA. Investors Mark Series Fund, Inc. is a mutual fund with multiple portfolios. Each INVESTMENT PORTFOLIO has a different investment objective. The Adviser has engaged sub-advisers to provide investment advice for the individual INVESTMENT PORTFOLIOS. The following INVESTMENT PORTFOLIOS are available under the contract:

     Standish, Ayer & Wood, Inc. is the sub-adviser to the following portfolios:

          Intermediate Fixed Income Portfolio

          The goal of this Portfolio is a high level of current income with stability of principal and liquidity. The Portfolio seeks to accomplish this by investing in intermediate term, high-quality corporate and mortgage-backed fixed income investments. The average maturity of the investments in the Portfolio is five to thirteen years. The Portfolio also looks for other opportunities to invest in securities that have the potential for capital appreciation, but are not likely to add risk to the Portfolio.

          Mid Cap Equity Portfolio

          The goal of the Portfolio is to achieve long-term growth by investing in the common stock of mid-sized U.S. companies.

          Stocks  must  meet  two  criteria  in  order  to be  included  in  the
          Portfolio:

          o    they must have above-average growth potential and momentum, and

          o they must be undervalued, or "cheap," relative to other stocks and the market as a whole.

          The Portfolio's Adviser uses both mathematical models and years of experience in individual judgment to make the stock buy and sell decisions for the Portfolio.

          Money Market Portfolio

          The goal of this Portfolio is to earn the highest possible level of current income while preserving capital and maintaining liquidity. It invests in carefully selected short-term fixed income securities issued by the U.S. government and its agencies and by other stable financial institutions.

     Standish International Management Company, L.P. is the sub-adviser to the following portfolio:

          Global Fixed Income Portfolio

          The Portfolio's objective is to maximize total return and to generate a market level return while preserving both liquidity and principal. Typically, assets are diversified across ten or more countries.

     Stein Roe & Farnham Incorporated is the sub-adviser to the following portfolios:

          Small Cap Equity Portfolio

          This Portfolio seeks long-term growth by investing in small and medium-sized entrepreneurially managed companies that the Portfolio's Adviser believes are selling at attractive prices and that enjoy good management.

          Large Cap Growth Portfolio

          The goal of this Portfolio is long-term capital appreciation. The Portfolio invests, under normal circumstances, at least 65 percent of its total assets in common stocks and other equity type securities believed to have the ability to appreciate in value over time. The Portfolio's Adviser seeks to invest in companies that it believes have the potential to maintain their competitive advantages and to create wealth over a long period of time.

     David L. Babson & Co., Inc. is the sub-adviser to the following portfolio:

          Large Cap Value Portfolio

          The goal of this Portfolio is long-term capital growth. It invests in common stocks that are seen as undervalued, or "cheap," relative to corporate earnings, dividends, and/or assets-striving to achieve above-average return with below average risk.

     Lord, Abbett & Co. is the sub-adviser to the following portfolio:

          Growth & Income Portfolio

          This Portfolio is value driven, seeking long-term growth of capital and income without a lot of fluctuation in market value. It invests in large, seasoned companies in sound financial condition that are expected to show above average price appreciation.

     Kornitzer Capital Management, Inc. is the sub-adviser to the following portfolio:

          Balanced Portfolio

          The goal of this Portfolio is both long-term capital growth and high current income. It invests in both stocks and fixed income securities. The balance of stocks and bonds in the Portfolio can change based on the Portfolio Adviser's view of economic conditions, interest rates, and stock prices. Generally, about one-third of the Portfolio's assets will be invested in common stocks, one-third in high yielding corporate bonds, and one-third in convertible securities. Convertible securities offer current income like a corporate bond, but can also provide capital appreciation through their conversion feature (the right to convert to common stock).


BERGER INSTITUTIONAL PRODUCTS TRUST

     Berger Institutional Products Trust is a mutual fund with multiple portfolios, one of which, the Berger/ BIAM IPT-International Fund, is managed by BBOI Worldwide LLC. BBOI Worldwide LLC has retained Bank of Ireland Asset Management (U.S.) Limited ("BIAM") as subadviser. The following INVESTMENT PORTFOLIO is available under the contract:

          Berger/BIAM IPT-International Fund

          The goal of this Fund is long-term capital appreciation through investments in non-U.S. equity securities of well-established companies. The primary focus of the fund is on undervalued, or "cheap," stocks of mid-sized to large companies.

THE ALGER AMERICAN FUND

     The Alger American Fund is a series of portfolios managed by Fred Alger Management, Inc. The following INVESTMENT PORTFOLIOS are available under the contract:

          Alger American Growth Portfolio (available as of July 14, 2000)

          This Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

          Alger American Leveraged AllCap Portfolio (available as of July 14, 2000)

          This Portfolio seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money, in amounts up to one-third of its total assets to buy additional securities.

          Alger American MidCap Growth Portfolio (available as of July 14, 2000)

          This Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index(R).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following INVESTMENT PORTFOLIOS are available under the contract:

          VP Income & Growth

          This Portfolio seeks dividend growth, current income, and capital appreciation by investing in common stocks. The Portfolio invests in mainly large company stocks, such as those in the Standard & Poor's 500 Composite Stock Price Index, but it also may invest in the stocks
          of small and medium-size companies.   The management team strives
          to outperform the Standard & Poor's 500 Composite Stock Price Index over time while matching its risk characteristics.


          VP  Value

          This Portfolio seeks long-term capital growth as a primary objective and income as a secondary objective. It invests in well-established companies that the Portfolio's Adviser believes are undervalued at the time of purchase.


DREYFUS STOCK INDEX FUND

     The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

          The objective of this Portfolio is to match, as closely as possible, the performance of the Standard & Poor's 500 Composite Price Index (S&P 500). To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.


DREYFUS VARIABLE INVESTMENT FUND

     The Dreyfus Variable Investment Fund ("Dreyfus VIF")is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following INVESTMENT PORTFOLIO is available under the contract:

          Dreyfus VIF Disciplined Stock Portfolio

          The Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500
          Composite Stock Price Index. To pursue this goal, the Portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process.


VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II

     Variable Insurance Products Fund and Variable Insurance Products Fund II are each mutual funds managed by Fidelity Management & Research Company. The following INVESTMENT PORTFOLIOS are available under the contract:

          Fidelity VIP Overseas Portfolio (available as of July 14, 2000)

          This Portfolio seeks long-term growth of capital by investing at least 65% of total assets in foreign securities and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

          Fidelity VIP Growth Portfolio (available as of July 14, 2000)

          This Portfolio seeks to achieve capital appreciation by investing primarily in common stocks of companies that the Adviser believes have above-average growth potential (stocks of these companies are often called "growth" stocks).

          Fidelity VIP II Contrafund Portfolio (available as of July 14, 2000)

          This Portfolio seeks long-term capital appreciation by investing primarily in common stocks of companies whose value the Adviser believes is not fully recognized by the public.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following INVESTMENT PORTFOLIOS are available under the contract:

          INVESCO VIF-High Yield Fund

          The objective of this Portfolio is to seek a high level of current income by investing substantially all of its assets in lower-rated bonds and other debt securities as well as preferred
          stock.   A secondary goal is long-term capital appreciation.

          INVESCO  VIF-Equity  Income  Fund

          This Portfolio seeks capital appreciation with high current income as a secondary goal. The Portfolio normally invests at least 65% of its assets in dividend paying common and preferred stocks. The remaining assets are generally invested in income producing securities such as corporate bonds; however, in order to take advantage of strong equity markets, there are no limits on the amount of equity securities in which the Portfolio may invest. The Portfolio may invest up to 30 percent of its total assets in non-dividend paying common stocks.


LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, a New York limited liability company, is the investment manager for each portfolio. The following INVESTMENT PORTFOLIO is available under the contract:

          Lazard Retirement Small Cap Portfolio

          The Portfolio seeks long-term capital appreciation. It invests primarily in equity securities, principally common stocks, of relatively small U.S. companies in the range of the Russell 2000 Index that the manager believes are undervalued based on their earnings, cash flow or asset values.


Transfers

     You can transfer money among the FIXED ACCOUNTS and the 23 INVESTMENT PORTFOLIOS.


     Telephone Transfers

     You can make transfers by telephone. If you own the contract with a JOINT OWNER, unless BMA is instructed otherwise, BMA will accept instructions from either you or the other OWNER. BMA will use reasonable procedures to confirm that instructions given us by telephone are genuine. If BMA fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. BMA tape records all telephone instructions.


     Transfers During the Accumulation Phase

     You can make 12 transfers every year during the ACCUMULATION PHASE without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the FIXED ACCOUNTS and to or from any INVESTMENT PORTFOLIO. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer. The following apply to any transfer during the ACCUMULATION PHASE:

          1. The minimum amount which you can transfer from the INVESTMENT PORTFOLIO, Fixed Account I or any GUARANTEE PERIOD of Fixed Account II is $250 or your entire interest in the INVESTMENT PORTFOLIO, Fixed Account I or GUARANTEE PERIOD of Fixed Account II, if less.

          2. We reserve the right to restrict the maximum amount which you can transfer from any FIXED ACCOUNT option (unless the transfer is from a GUARANTEE PERIOD of Fixed Account II just expiring) to 25% of the amount in Fixed Account I or any GUARANTEE PERIOD of Fixed Account II. Currently, BMA is waiving this restriction. This requirement is waived if the transfer is part of the Dollar Cost Averaging, Asset Allocation or Asset Rebalancing options. This requirement is also waived if the transfer is to switch your contract to the INCOME PHASE.

          3. At its discretion, BMA may refuse transfers to Fixed Account I or Fixed Account II if the total value of Fixed Accounts I and II is greater than or equal to 30% of the value of your contract at the time of the transfer.

          4. The minimum amount which must remain in any INVESTMENT PORTFOLIO after a transfer is $1,000. The minimum amount which must remain in Fixed Account I or any GUARANTEE PERIOD of Fixed Account II after a transfer is $5,000.

          5. You may not make a transfer until after the end of the free look period.

          6. We reserve the right to restrict the number of transfers per year and to restrict transfers made on consecutive business days.

          Your right to make transfers may be modified if we determine, in our sole opinion, that the exercise of the transfer right by one or more OWNERS is, or would be, harmful to other OWNERS.


     Transfers During the Income Phase

          Each year, during the INCOME PHASE, you can make 4 transfers between the INVESTMENT PORTFOLIO(s). We measure a year from the anniversary of the day we issued your contract. You can also make 4 transfers each contract year from the INVESTMENT PORTFOLIOS to the general account. You may not make a transfer from the general account to the INVESTMENT PORTFOLIOS. These four transfers each contract year during the INCOME PHASE are free. If you make more than 4 transfers in a year during the INCOME PHASE, a transfer fee of $25 per transfer (after the 4 free) will be charged.


Dollar Cost Averaging Option

     The Dollar Cost Averaging Option allows you to systematically transfer a set amount each month from the Money Market Portfolio or Fixed Account I to any of the other INVESTMENT PORTFOLIO(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

     The minimum amount which can be transferred each month is $250. The value of your contract must be at least $10,000 in order to participate in Dollar Cost Averaging.

     All Dollar Cost Averaging transfers will be made on the 15th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day. You must participate in Dollar Cost Averaging for at least 6 months.

     If you participate in Dollar Cost Averaging, the transfers made under this option are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Dollar Cost Averaging Option.

     No Automatic Withdrawals and Minimum Distributions will be allowed if you are participating in Dollar Cost Averaging.


Asset Rebalancing Option

     Once your money has been allocated among the INVESTMENT PORTFOLIOS, the performance of each portfolio may cause your allocation to shift. If the value of your contract is at least $10,000, you can direct us to automatically rebalance your contract each quarter to return to your original percentage allocations by selecting our Asset Rebalancing Option.

     The program will ignore any new PURCHASE PAYMENTS or transfers allocated to portfolios other than the original (or most current) rebalancing portfolio allocations. You may change your allocations to incorporate new PURCHASE PAYMENTS or transfers by contacting the BMA Service Center.

     The minimum period to participate in this program is 6 months. The transfer date will be the 15th of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day. The FIXED ACCOUNT options are not part of asset rebalancing. Currently, there is no charge for participating in the Asset Rebalancing Option.

     If you participate in the Asset Rebalancing Option, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

     Assume that you want your initial PURCHASE PAYMENT split between 2 INVESTMENT PORTFOLIOS. You want 40% to be in the Intermediate Fixed Income Portfolio and 60% to be in the Mid Cap Equity Portfolio. Over the next 21/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Intermediate Fixed Income Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, BMA would sell some of your units in the Intermediate Fixed Income Portfolio to bring its value back to 40% and use the money to buy more units in the Mid Cap Equity Portfolio to increase those holdings to 60%.


Asset Allocation Option

     BMA recognizes the value to certain OWNERS of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contract.

     Even though BMA may allow the use of approved Asset Allocation Programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the INVESTMENT PORTFOLIOS, and should BMA become aware of such disruptive practices, we may modify the transfer provisions of the contract.

     If you participate in an approved Asset Allocation Program, the transfers made under the program will not be taken into account in determining any transfer fee. Currently, BMA does not charge for participating in an Asset Allocation Program.


Voting Rights

     BMA is the legal owner of the INVESTMENT PORTFOLIO shares. However, BMA believes that when an INVESTMENT PORTFOLIO solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other OWNERS instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that BMA owns on its own behalf. Should BMA determine that it is no longer required to comply with the above, we will vote the shares in our own right.


Substitution

     BMA may be required to substitute one of the INVESTMENT PORTFOLIOS you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this. We may also limit further investment in an INVESTMENT PORTFOLIO if we deem the investment inappropriate.


5.   EXPENSES

     There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:


Coverage Charge

     Each day, BMA makes a deduction for its coverage charge. BMA does this as part of its calculation of the value of the ACCUMULATION UNITS and the ANNUITY UNITS. The amount of the charge depends upon whether you elected the Additional Death Benefit Option (ADBO).

     The chart below tells you the amount, on an annual basis, of the coverage charge for your contract. It is a percentage of the average daily value of the contract invested in an INVESTMENT PORTFOLIO.

If you elect the ADBO.................................................     1.45%
If you do not elect the ADBO...........................................    1.25%

     In certain states, the ADBO may not be available. Check with your registered representative regarding availability. If you purchased your contract before May 3, 1999, the ADBO is not available.

     We reserve the right to increase the coverage charge but it will never be more than 1.75% of the average daily value of the contract invested in an INVESTMENT PORTFOLIO.

     This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefit, and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. This charge is also for administrative expenses, including preparation of the contract, confirmations, annual statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees and computer and system costs and certain distribution expenses.


Contract Maintenance Charge

     During the ACCUMULATION PHASE, every year on the anniversary of the date when your contract was issued, BMA deducts $35 from your contract as a contract maintenance charge. If you make a complete withdrawal from your contract, the charge will also be deducted. A pro rata portion of the charge will be deducted if the ANNUITY DATE is other than an anniversary. We reserve the right to increase this charge but it will never be more than $60 each year. This charge is for administrative expenses.

     BMA will not deduct this charge, if when the deduction is to be made, the value of your contract is $100,000 or more. If you own more than one BMA contract, we will determine the total value of all your contracts (except in South Carolina). If the OWNER is a non-natural person (e.g., a corporation), we will look to the ANNUITANT to determine this information. BMA may some time in the future discontinue this practice and deduct the charge.

     After the ANNUITY DATE, the charge will be collected monthly out of each ANNUITY PAYMENT regardless of the size of the contract.


Withdrawal Charge

     During the ACCUMULATION PHASE, you can make withdrawals from your contract. BMA keeps track of each PURCHASE PAYMENT. The withdrawal charge is equal to:



        NUMBER OF COMPLETE YEARS                                                                               WITHDRAWAL
        FROM DATE OF PURCHASE PAYMENT                                                                            CHARGE
==============================================================================================================================
               0  .......................................................................................          7%
               1  .......................................................................................          6%
               2  .......................................................................................          5%
               3  .......................................................................................          4%
               4  .......................................................................................          3%
               5  .......................................................................................          2%
               6  .......................................................................................          1%
               7 and thereafter..........................................................................          0%



     After BMA has had a PURCHASE PAYMENT for 7 years, there is no charge when you withdraw that PURCHASE PAYMENT. For purposes of the withdrawal charge, BMA treats withdrawals as coming from the oldest PURCHASE PAYMENT first. When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

Free Withdrawal Amount

     The first 10% of the contract value withdrawn (free withdrawal amount) is not subject to the withdrawal charge (unless you have already made another withdrawal during that same contract year), if on the day you make your withdrawal, the value of your contract is $10,000 or more. A withdrawal charge will be assessed against each PURCHASE PAYMENT withdrawn in excess of the free withdrawal amount and will result in a reduction in remaining contract value. The withdrawal charge and the free withdrawal amount are calculated at the time of each withdrawal.

     BMA does not assess the withdrawal charge on any amounts paid out as death benefits or as ANNUITY PAYMENTS if a life ANNUITY OPTION or another option with an ANNUITY PAYMENT period of more than 5 years is selected.

     NOTE: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

     The withdrawal charge compensates us for expenses associated with selling the contract. Commissions will be paid to broker-dealers who sell the contracts. In no event are commissions deducted from your PURCHASE PAYMENTS or contract value. Rather, BMA pays commissions to the selling broker-dealer. Broker-dealers will be paid commissions of up to 6% of PURCHASE PAYMENTS. Sometimes, BMA may enter into an agreement with the broker-dealer to pay the broker-dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled will not exceed 6% of PURCHASE PAYMENTS). BMA may, from time to time, pay promotional cash incentives that increase the amount of compensation.


Waiver of Withdrawal Charge Benefits

     Under certain circumstances, after the first year, BMA will allow you to take your money out of the contract without deducting the withdrawal charge:

          1) if you become confined to a long term care facility, nursing facility or hospital for at least 90 consecutive days;

          2) if you become totally disabled;

          3) if you become terminally ill (which means that you are not expected to live more than 12 months);

          4) if you are involuntarily unemployed for at least 90 consecutive days; or

          5) if you get divorced.

     These benefits may not be available in your state.


Reduction or Elimination of the Withdrawal Charge

     BMA will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with BMA. BMA will not deduct a withdrawal charge under a contract issued to an officer, director or employee of BMA or any of its affiliates.


Premium Taxes

     Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. BMA is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when ANNUITY PAYMENTS begin.

     It is BMA's current practice, for all states except South Dakota, to not charge anyone for these taxes until ANNUITY PAYMENTS begin. In South Dakota, BMA will assess a charge equal to the amount of the premium tax at the time each PURCHASE PAYMENT is made.


     BMA may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.


Transfer Fee

     You can make 12 free transfers every year during the ACCUMULATION PHASE and 4 free transfers every year during the INCOME PHASE. We measure a year from the day we issue your contract. If you make more than 12 transfers a year during the ACCUMULATION PHASE or more than 4 transfers a year during the INCOME PHASE, we will deduct a transfer fee of $25. The transfer fee is deducted from the amount which is transferred. The transfer fee is for expenses in connection with transfers.

     If the transfer is part of the Dollar Cost Averaging Option, the Asset Rebalancing Option or an approved Asset Allocation Program, it will not count in determining the transfer fee.


Income Taxes

     BMA will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.


Investment Portfolio Expenses

     There are deductions from and expenses paid out of the assets of the various INVESTMENT PORTFOLIOS, which are described in the fund prospectuses.


6.   TAXES

     NOTE: BMA has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. BMA has included in the Statement of Additional Information an additional discussion regarding taxes.


Annuity Contracts In General

     Annuity contracts are a means of setting aside money for future needs usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as TAX DEFERRAL. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract (QUALIFIED or NON-QUALIFIED, see the following sections).

     You, as the OWNER, will not be taxed on increases in the value of your contract until a distribution occurs-either as a withdrawal or as ANNUITY PAYMENTS. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For ANNUITY PAYMENTS, different rules apply. A portion of each ANNUITY PAYMENT is treated as a partial return of your PURCHASE PAYMENTS and will not be taxed. The remaining portion of the ANNUITY PAYMENT will be treated as ordinary income. How the ANNUITY PAYMENT is divided between taxable and non-taxable portions depends upon the period over which the ANNUITY PAYMENTS are expected to be made. ANNUITY PAYMENTS received after you have received all of your PURCHASE PAYMENTS are fully includible in income.

     When a NON-QUALIFIED contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.


Qualified and Non-Qualified Contracts

     If you purchase the contract as an individual and not an Individual Retirement Annuity (IRA), your contract is referred to as a NON-QUALIFIED contract.

     If you purchase the contract under an IRA, your contract is referred to as a QUALIFIED contract.

     A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that make it an important investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.


Withdrawals-Non-Qualified Contracts

     If you make a withdrawal from your non-qualified contract, the Code treats such a withdrawal as first coming from earnings and then from your PURCHASE PAYMENTS. Such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

          (1) paid on or after the taxpayer reaches age 59 1/2;

          (2) paid after you die;

          (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

          (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

          (5) paid under an immediate annuity; or

          (6) which come from PURCHASE PAYMENTS made prior to August 14, 1982.


Withdrawals-Qualified Contracts

     If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

     The code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

  (1) paid on or after you reach age 59 1/2;
  (2) paid after you die;
  (3) paid if you become totally disabled (as that term is defined in the Code);
  (4) paid in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;
  (5) paid for certain allowable medical expenses (as defined in the Code);
  (6) paid on account of an IRS levy upon the qualified contract;
  (7) paid from an IRA for medical insurance (as defined in the Code);
  (8) paid from an IRA for qualified higher education expenses; or
  (9) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

     We have provided a more complete discussion in the Statement of Additional Information.

Death Benefits

     Any death benefits paid under the contract are taxable to the BENEFICIARY. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as ANNUITY PAYMENTS.


Diversification

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. BMA believes that the INVESTMENT PORTFOLIOS are being managed so as to comply with the requirements.

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not BMA, would be considered the owner of the shares of the INVESTMENT PORTFOLIOS. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law OWNERS are permitted to select INVESTMENT PORTFOLIOS, to make transfers among the INVESTMENT PORTFOLIOS or the number and type of INVESTMENT PORTFOLIOS OWNERS may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the OWNER of the contract, could be treated as the OWNER of the INVESTMENT PORTFOLIOS.

     Due to the uncertainty in this area, BMA reserves the right to modify the contract in an attempt to maintain favorable tax treatment.


7.   ACCESS TO YOUR MONEY

     You can have access to the money in your contract:

     (1) by making a withdrawal (either a partial or a complete withdrawal);

     (2) by electing to receive ANNUITY PAYMENTS; or

     (3) when a death benefit is paid to your BENEFICIARY.

Withdrawals can only be made during the ACCUMULATION PHASE.

     When you make a complete withdrawal you will receive the value of the contract on the day you made the withdrawal:

o    less any applicable withdrawal charge,

o    less any premium tax,

o    less any contract maintenance charge, and

o less an interest adjustment (for amounts allocated to Fixed Account II), if applicable.

(See Section 5. Expenses for a discussion of the charges.)

     Unless you instruct BMA otherwise, any partial withdrawal will be made pro rata from all the INVESTMENT PORTFOLIO(S) and the FIXED ACCOUNT option(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $1,000 (withdrawals made pursuant to the automatic withdrawal program and the minimum distribution option are not subject to this minimum). BMA requires that after a partial withdrawal is made you keep at least $1,000 in any INVESTMENT PORTFOLIO and $5,000 in Fixed Account I or any GUARANTEE PERIOD of Fixed Account II. BMA also requires that after a partial withdrawal is made you keep at least $10,000 in your contract.

     We will pay the amount of any withdrawal from the INVESTMENT PORTFOLIOS within 7 days of a receipt in good order of your request unless the suspension or deferral of payments or transfers provision is in effect (see Section 10-Other Information-Suspension of Payments or Transfers). Use of a certified check to purchase the contract may expedite the payment of your withdrawal request if the withdrawal request is soon after your payment by certified check.

     INCOME TAXES AND TAX PENALTIES MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


Automatic Withdrawal Program

     The Automatic Withdrawal Program provides periodic payments to you. Each payment must be for at least $250. You may select to have payments made monthly, quarterly, semi-annually or annually. The first 10% of the contract value withdrawn is not subject to the withdrawal charge. A withdrawal charge will be applied to any withdrawals in excess of the first 10% withdrawn and will result in a reduction in remaining contract value. If you use this program, you may not make any other withdrawals (including a partial withdrawal). For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

     All Automatic Withdrawals will be made on the 15th day of the month unless that day is not a business day. If it is not, then the payment will be the next business day.

     No Minimum Distribution payments and/or Dollar Cost Averaging transfers will be allowed if you are participating in the Automatic Withdrawal Program.

     INCOME TAXES AND TAX PENALTIES MAY APPLY TO AUTOMATIC WITHDRAWALS.


Minimum Distribution Program

     If you own an IRA contract, you may select the Minimum Distribution Program. Under this program, BMA will make payments to you from your contract that are designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for QUALIFIED plans. BMA will make payments to you periodically (currently, monthly, quarterly, semi-annually or annually). The payments will not be subject to the withdrawal charge and will be instead of the 10% single free withdrawal amount each year.

     No Dollar Cost Averaging transfers or Automatic Withdrawals will be allowed if you are participating in the Minimum Distribution Program.

Suspension of Payments or Transfers

     BMA may be required to suspend or postpone payments for withdrawals or transfers for any period when:

          1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

          2. trading on the New York Stock Exchange is restricted;

          3. an emergency  exists as a result of which disposal of shares of the
     INVESTMENT   PORTFOLIOS  is  not  reasonably   practicable  or  BMA  cannot
     reasonably value the shares of the INVESTMENT PORTFOLIOS;

          4.  during  any  other  period  when  the   Securities   and  Exchange
     Commission, by order, so permits for the protection of OWNERS.

     BMA has reserved the right to defer payment for a withdrawal or transfer from the FIXED ACCOUNTS for the period permitted by law but not for more than six months.

8.   PERFORMANCE

     BMA may periodically advertise performance of the various INVESTMENT PORTFOLIOS. BMA will calculate performance by determining the percentage change in the value of an ACCUMULATION UNIT by dividing the increase (decrease) for that unit by the value of the ACCUMULATION UNIT at the beginning of the period. This performance number reflects the deduction of the coverage charge and the fees and expenses of the INVESTMENT PORTFOLIO. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which will reflect the deduction of the coverage charge, contract maintenance charges, withdrawal charges as well as the fees and expenses of the INVESTMENT PORTFOLIO.

     BMA may also advertise the historical performance of certain INVESTMENT PORTFOLIOS whose inception dates precede the date the ACCUMULATION UNITS of your contract invested in the Portfolio.

     BMA may advertise yield information. If it does, it will provide you with information regarding how yield is calculated.

     BMA may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

     More detailed information regarding how performance is calculated is found in the SAI.

     Future performance will vary and the results shown are not necessarily representative of future results.

9.   DEATH BENEFIT

Upon Your Death

     If you die during the ACCUMULATION PHASE, BMA will pay a death benefit to your BENEFICIARY (see below). If you have a JOINT OWNER, the death benefit will be paid when the first of you dies. The surviving JOINT OWNER will be treated as the BENEFICIARY.

     The amount of the death benefit depends on how old you are on the day we issue your contract. If BMA issues your contract prior to your 80th birthday, the death benefit will be:

     During the first contract year, the greater of:

          (1) the payments you have made, less any money you have taken out and related withdrawal charges; or

          (2) the value of your contract.

     During the second and subsequent contract years, the greater of:

          (1) the payments you have made, less any money you have taken out and related withdrawal charges; or

          (2) the value of your contract; or

          (3) the highest year end death benefit value. The year end death benefit value is the Contract value on the last day of each Contract year prior to your 81st birthday, plus payments you have made, less withdrawals and charges since that day.

     If BMA issues your contract on or after your 80th birthday, the death benefit will be the greater of:

          (1) the payments you have made, less any money you have taken out and related withdrawal charges; or

          (2) the value of your contract.

     THE ABOVE DEATH BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE, in which case, the death benefit will be the greater of:

          1. Total PURCHASE PAYMENTS, less withdrawals (and any withdrawal charges paid on the withdrawals);

             or

          2. The value of your contract at the time the death benefit is to be paid.


   Additional Death Benefit Option (ADBO)

     If you bought your contract on or after May 3, 1999, you can elect the ADBO at the time you buy the contract. The ADBO may not be available in your state (check with your registered representative regarding the availability of the Additional Death Benefit Option). We will determine the benefit as of the date we receive at our Service Center proof of death, an authorized request for payment and any other necessary information for a payment option.

     The Additional Death Benefit is equal to 15% of the excess of: the "Additional Death Benefit Ending Value" over the "Additional Death Benefit Base Value" (as defined below).

     If the BENEFICIARY is your spouse, is under age 81 and elects to continue the contract after you die, the Additional Death Benefit will be added to the contract value on the date your spouse elects to continue the contract. In that case, a second Additional Death Benefit will apply to the continued contract. We deem any election to continue the contract valid on the date we receive an authorized request at our Service Center. The second Additional Death Benefit is equal to 15% of the excess of your spouse's "Additional Death Benefit Ending Value" over his or her "Additional Death Benefit Base Value" (as defined below). If your spouse is 81 or older at the time we receive proof of your death, your spouse may continue the contract, but there will not be a second Additional Death Benefit. Additional Death Benefit Base Value means:

     For the OWNER, the sum of the PURCHASE PAYMENTS made.

     For your surviving spouse, the contract value on the date of his or her election to continue the contract, including all death benefits for the OWNER plus any PURCHASE PAYMENTS that were made after the date of the election.

     Additional Death Benefit Ending Value means the lesser of:

     The contract value on the date BMA receives at its Service Center proof of death and any other necessary information; and

     The contract value on the decedent's 81st birthday, if BMA receives at its Service Center proof of death after the decedent's 81st birthday.

     If you select the ADBO, the coverage charge for your contract will be higher than it would have been without this benefit and currently, the interest rate we credit on amounts you have allocated to Fixed Account II will be reduced.

     Appendix B to this prospectus contains examples of how the Additional Death Benefit is calculated.

     The entire death benefit must be paid within 5 years of the date of death unless the BENEFICIARY elects to have the death benefit payable under an ANNUITY OPTION. The death benefit payable under an ANNUITY OPTION must be paid over the BENEFICIARY'S lifetime or for a period not extending beyond the BENEFICIARY'S life expectancy. Payment must begin within one year of the date of death. If the BENEFICIARY is the spouse of the OWNER, he/she can continue the contract in his/her own name. Payment to the BENEFICIARY (other than a lump sum) may only be elected during the 60 day period beginning with the date we receive proof of death. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

     If you or any JOINT OWNER dies during the INCOME PHASE (and you are not the ANNUITANT) any remaining payments under the ANNUITY OPTION chosen will continue at least as rapidly as under the method of distribution in effect at the time of death. If you die during the INCOME PHASE, the BENEFICIARY becomes the OWNER.

     See Section 6. Taxes-Death Benefits regarding the tax treatment of death proceeds.


Death of Annuitant

     If the ANNUITANT, who is not an OWNER or JOINT OWNER, dies during the ACCUMULATION PHASE, you can name a new ANNUITANT. If no ANNUITANT is named within 30 days of the death of the ANNUITANT, you will become the ANNUITANT. However, if the OWNER is a non-natural person (for example, a corporation), then the death of the ANNUITANT will be treated as the death of the OWNER, and a new ANNUITANT may not be named.

     Upon the death of the ANNUITANT during the INCOME PHASE, the death benefit, if any, will be as provided for in the ANNUITY OPTION selected. The death benefits will be paid at least as rapidly as under the method of distribution in effect at the ANNUITANT'S death.


10.  OTHER INFORMATION

BMA

     Business Men's Assurance Company of America (BMA), BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108 was incorporated in 1909 under the laws of the state of Missouri. BMA is licensed in the District of Columbia, Puerto Rico and all states except New York. BMA is a wholly owned subsidiary of Assicurazioni Generali S.p.A., which is the largest insurance organization in Italy.

     BMA's obligations arising under the contracts are general obligations of BMA.


The Separate Account

     BMA has established a separate account, BMA Variable Annuity Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of BMA adopted a resolution to establish the Separate Account under Missouri insurance law on September 9, 1996. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

     The assets of the Separate Account are held in BMA's name on behalf of the Separate Account and legally belong to BMA. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business BMA may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts BMA may issue.


Distributor

     Jones & Babson, Inc., acts as the distributor of the contracts. Jones & Babson, Inc. is a wholly owned subsidiary of BMA.


Administration

     BMA has hired NAVISYS (formerly GENELCO, Incorporated), 9735 Landmark Parkway Drive, St. Louis, Missouri to perform certain administrative services regarding the contracts. The administrative services include issuance of the contracts and maintenance of contract owners' records.


Ownership

     OWNER. You, as the OWNER of the contract, have all the rights under the contract. The OWNER is as designated at the time the contract is issued, unless changed. The BENEFICIARY becomes the OWNER upon the death of the OWNER.

     JOINT OWNER. The contract can be owned by JOINT OWNERS. Any JOINT OWNER must be the spouse of the other OWNER (except in Pennsylvania and Oregon). Upon the death of either JOINT OWNER, the surviving OWNER will be the primary
BENEFICIARY. Any other BENEFICIARY designation will be treated as a contingent BENEFICIARY unless otherwise indicated.


BENEFICIARY

     The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The BENEFICIARY is named at the time the contract is issued unless changed at a later date. Unless an irrevocable BENEFICIARY has been named, you can change the BENEFICIARY at any time before you die.


Assignment

     You can assign the contract at any time during your lifetime. BMA will not be bound by the assignment until it receives the written notice of the assignment. BMA will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

     If the contract is issued pursuant to a QUALIFIED plan, there may be limitations on your ability to assign the contract.


Financial Statements

     The financial statements of BMA and the Separate Account have been included in the Statement of Additional Information.

                                                Table of Contents of The
                                        Statement of Additional Information


     Company
     Experts
     Legal Opinions
     Distributor
     Reduction or Elimination of Withdrawal Charge
     Calculation of Performance Data
     Federal Tax Status
     Annuity Provisions
     Mortality and Expense Guarantee
     Financial Statements


B-5


                                    APPENDIX A-CONDENSED FINANCIAL INFORMATION

     ACCUMULATION UNIT Value History-The following schedule includes ACCUMULATION UNIT values for the year or period ended December 31, 1999 and 1998. This data has been extracted from the Separate Account's audited
December 31, 1999 financial statements. This information should be read in conjunction with the Separate
Account's financial statements and related notes which are included in the Statement of Additional Information.
There is no ACCUMULATION UNIT value history for contracts with a 1.45% coverage charge because as of December 31,
1999, there were no contracts in force with this coverage charge. Therefore, there are no ACCUMULATION UNIT values for contracts with that coverage charge for the periods shown below.

                                                                                      Contracts with 1.25%
                                                                                         Coverage Charge
=================================================================================================================
                                                                                        Year        Period from
                                                                                       Ended         9/6/98 to
                                                                                      12/31/99        12/31/98
=================================================================================================================
INVESTORS MARK SERIES FUND, INC.:

   MONEY MARKET SUB-ACCOUNT

     Unit value at beginning of period.........................................      $10.0910            $10.00
     Unit value at end of period...............................................      $10.7272          $10.0910
     No. of ACCUMULATION UNITS Outstanding at end of period....................         6,648            17,747

   INTERMEDIATE FIXED INCOME SUB-ACCOUNT

     Unit value at beginning of period.........................................      $10.0531            $10.00
     Unit value at end of period...............................................      $10.3128          $10.0531
     No. of ACCUMULATION UNITS Outstanding at end of period....................        28,681                 0

   GLOBAL FIXED INCOME SUB-ACCOUNT

     Unit value at beginning of period.........................................      $10.1741            $10.00
     Unit value at end of period...............................................      $10.6143          $10.1741
     No. of ACCUMULATION UNITS Outstanding at end of
     period....................................................................         5,890                 0

   MID CAP EQUITY SUB-ACCOUNT

     Unit value at beginning of period.........................................      $12.0489            $10.00

     Unit value at end of period...............................................      $10.7602          $12.0489
     No. of ACCUMULATION UNITS Outstanding at end of period....................        37,267             6,884

   SMALL CAP EQUITY SUB-ACCOUNT

     Unit value at beginning of period.........................................      $11,6860            $10.00
     Unit value at end of period...............................................      $12.8633          $11.6860
     No. of ACCUMULATION UNITS Outstanding at end of period....................        29,139             6,990

   LARGE CAP GROWTH SUB-ACCOUNT

     Unit value at beginning of period.........................................      $12.1679            $10.00
     Unit value at end of period...............................................      $17.0939          $12.1679
     No. of ACCUMULATION UNITS Outstanding at end of period....................        24,654             8,207

   LARGE CAP VALUE SUB-ACCOUNT

     Unit value at beginning of period.........................................      $11.3245            $10.00
     Unit value at end of period...............................................       $9.9680          $11.3245
     No. of ACCUMULATION UNITS Outstanding at end of period....................        47,627             7,921

   GROWTH & INCOME SUB-ACCOUNT

     Unit value at beginning of period.........................................      $11.9485            $10.00
     Unit value at end of period...............................................      $12.7758          $11.9485
     No. of ACCUMULATION UNITS Outstanding at end of period....................        51,979             1,966

   BALANCED SUB-ACCOUNT

     Unit value at beginning of period.........................................      $10.5555            $10.00
     Unit value at end of period...............................................       $9.9724          $10.5555
     No. of ACCUMULATION UNITS Outstanding at end of period....................        41,270                 0


                                                                                      Contracts with 1.25%
                                                                                         Coverage Charge
================================================================================================================
                                                                                        Year        Period from
                                                                                       Ended         9/6/98 to
                                                                                      12/31/99        12/31/98
================================================================================================================
BERGER INSTITUTIONAL PRODUCTS TRUST:

   BERGER/BIAM IPT-INTERNATIONAL SUB-ACCOUNT

     Unit value at beginning of period..................................     $11.2656           $10.00
     Unit value at end of period........................................     $15.4324         $11.2656
     No. of ACCUMULATION UNITS Outstanding at end of
     period............................................................        35,993              938


DREYFUS STOCK INDEX SUB-ACCOUNT

     Unit value at beginning of period..................................       $10.00               $0
     Unit value at end of period........................................     $11.8936           $10.00
     No. of ACCUMULATION UNITS Outstanding at end of
     period............................................................         3,788                0

DREYFUS VARIABLE INVESTMENT FUND

DREYFUS VIF DISCIPLINED STOCK SUB-ACCOUNT

     Unit value at beginning of period..................................       $10.00               $0
     Unit value at end of period........................................     $11.6811           $10.00
     No. of ACCUMULATION UNITS Outstanding at end of
     period............................................................         9,494                0

INVESCO VARIABLE INVESTMENT FUNDS, INC.

   INVESCO VIF HIGH YIELD SUB-ACCOUNT

     Unit value at beginning of period..................................       $10.00               $0
     Unit value at end of period........................................     $10.7689           $10.00
     No. of ACCUMULATION UNITS Outstanding at end of
     period............................................................         7,453                0

   INVESCO VIF EQUITY INCOME SUB-ACCOUNT

     Unit value at beginning of period..................................       $10.00               $0
     Unit value at end of period........................................     $11.3253           $10.00
     No. of ACCUMULATION UNITS Outstanding at end of
     period............................................................         2,016                0

LAZARD RETIREMENT SERIES, INC.
   LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT

     Unit value at beginning of period..................................       $10.00               $0
     Unit value at end of period........................................     $10.3673           $10.00
     No. of ACCUMULATION UNITS Outstanding at end of
     period............................................................         6,992                0

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   VP INCOME & GROWTH SUB-ACCOUNT

     Unit value at beginning of period..................................       $10.00               $0
     Unit value at end of period........................................     $11.6388           $10.00
     No. of ACCUMULATION UNITS Outstanding at end of
     period............................................................        10,395                0
   VP VALUE SUB-ACCOUNT

     Unit value at beginning of period..................................       $10.00               $0
     Unit value at end of period........................................      $9.7779           $10.00
     No. of ACCUMULATION UNITS Outstanding at end of
     period............................................................        10,905                0

There are no accumulation unit values shown for sub-accounts investing The
Alger American Fund, Variable Insurance Products Fund and Variable Insurance
Products Fund II because they were not available under the contracts until May 1, 2000.



                   APPENDIX B-ADDITIONAL DEATH BENEFIT OPTION

     The following examples show you how we calculate the additional death benefit (ADB) if you elect the Additional Death Benefit Option.


EXAMPLE #1

     Owner purchases contract at age 50;
     Spouse, who is age 45, is named BENEFICIARY;
     Total PURCHASE PAYMENTS at death of $100,000;
     OWNER dies at age 70, with contract value of $250,000.

     The Additional  Death Benefit payable to the BENEFICIARY  would be $22,500.
This is determined by .15 x [ADB Ending Value ($250,000) - ADB Base Value ($100,000)]-i.e. .15 x $150,000. If the basic death benefit under the contract were equal to the contract value, the total death benefit would be $272,500.


EXAMPLE #2

     Same assumptions as Example #1, except that surviving spouse elects to continue the contract.

     The contract value ($250,000) on the date of election to continue the contract would be increased by $22,500 to $272,500. The ADB Base Value would be $272,500. Assume the surviving spouse dies at age 75, no additional PURCHASE PAYMENTS were made, and the contract value was $400,000. The second Additional Death Benefit payable to the current BENEFICIARY would be $19,125. This is determined by .15 x [ADB Ending Value ($400,000) - spouse's ADB Base Value ($272,500)]-i.e. .15 x $127,500. If the basic death benefit were equal to the contract value, the total death benefit would be $419,125.


EXAMPLE #3

     Owner purchases contract at age 70;
     Spouse who is also age 70 is named as BENEFICIARY;
     PURCHASE PAYMENTS total $100,000;
     OWNER dies at age 85 with a contract value of $250,000;
     the contract value on the OWNER'S 81st birthday was $200,000.

     The Additional Death Benefit payable to the BENEFICIARY would be $15,000. This is determined by .15 x [ADB Ending Value ($200,000, since the value at the Owner's 81st birthday is less than the value at death) - ADB Base Value ($100,000)]-i.e. .15 x $100,000. If the basic death benefit under the contract were equal to the contract value, the total death benefit would be $265,000. If the surviving spouse elects to continue the contract, the contract value would be increased to $265,000. However, since the surviving spouse is older than age 80, there would be no second Additional Death Benefit at his/her death.


                               Detach and mail to:

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                           9735 LANDMARK PARKWAY DRIVE
                            ST. LOUIS, MO 63127-1690

     Please send me, at no charge, the Statement of Additional Information dated May 1, 2000 for the Annuity Contract issued by BMA.

               (Please print or type and fill in all information)



Name


Address


City          State                                                Zip Code





                   Business Men's Assurance Company of America
                     P.O. Box 412879 / Kansas City, MO 64141



















                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                         BMA VARIABLE ANNUITY ACCOUNT A

                                       AND

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                              --------------------


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 1-888-262-8131, 9735 Landmark Parkway Drive, St. Louis, MO 63127-1690.

THIS  STATEMENT OF ADDITIONAL  INFORMATION  AND THE  PROSPECTUS ARE DATED May 1,
2000.









                                TABLE OF CONTENTS


COMPANY........................................................  3

EXPERTS........................................................  3

LEGAL OPINIONS...................................................3

DISTRIBUTOR......................................................3

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE................3

CALCULATION OF PERFORMANCE DATA..................................4

FEDERAL TAX STATUS..............................................17

ANNUITY PROVISIONS..............................................25

MORTALITY AND EXPENSE GUARANTEE.................................27

FINANCIAL STATEMENTS............................................27







                                     COMPANY

Business Men's Assurance Company of America ("BMA" or the "Company"), BMA Tower, 700 Karnes Blvd., Kansas City, Missouri, 64108 was incorporated in 1909 under the laws of the state of Missouri. BMA is licensed in the District of Columbia, Puerto Rico and all states except New York. BMA is a wholly owned subsidiary of Assicurazioni Generali S.p.A., which is the largest insurance organization in Italy.

                                     EXPERTS

The financial statements of BMA Variable Annuity Account A at December 31, 1999, and 1998, and the consolidated financial statements of Business Men's Assurance Company of America at December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, have been audited by Ernst & Young LLP, 1200 Main Street, Kansas City, Missouri 64105, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts.

                                   DISTRIBUTOR

Jones & Babson, Inc., acts as the distributor. The offering is on a continuous basis.

                REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

         1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

         2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

         3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

         4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination of the Withdrawal Charge will be unfairly discriminatory to any person.

                         CALCULATION OF PERFORMANCE DATA

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the coverage charge, the expenses for the underlying investment portfolio being advertised and any applicable contract maintenance charges and withdrawal charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable contract maintenance charges and any applicable withdrawal charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described.

The formula used in these calculations is:

                                             n
                                P ( 1 + T)      =    ERV


Where:

          P = a hypothetical initial payment of $1,000

          T = average annual total return

          n = number of years

          ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any withdrawal charge and contract maintenance charge. The deduction of any withdrawal charge and contract maintenance charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

Yield

THE MONEY MARKET PORTFOLIO. The Company may advertise yield and effective information for the Money Market Portfolio. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the subaccount refers to the income generated by an investment in the subaccount over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The Money Market Portfolio's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the coverage charge and contract maintenance charge. The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested.

(Effective yield = [(Base Period Return + 1)365/7]-1.)

The Company does not currently advertise any yield information for the Money Market Portfolio.

OTHER PORTFOLIOS. The Company may also quote current yield in sales literature, advertisements and Owner communications for the other Portfolios. Each Portfolio other than the Money Market Portfolio) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the coverage charge and the contract maintenance charge) by the accumulation unit value on the last day of the period, according to the following formula:

                                          6
              Yield  =  2  [[(a-b)  +  1]     -  1]
                                   ----
                                   cd
Where:

          a = net investment income earned during the period by the Portfolio attributable to shares owned by the subaccount.

          b = expenses accrued for the period (net of reimbursements).

          c = the average daily number of accumulation units outstanding during the period.

          d = the maximum offering price per accumulation unit on the last day of the period.


The above formula will be used in calculating quotations of yield, based on specified 30-day periods identified in the advertisement or communication. Yield calculations assume no withdrawal charge. The Company does not currently advertise any yield information for any Portfolio Performance Information.

Section I - PERFORMANCE INFORMATION OF SEPARATE ACCOUNT

The following total return information reflects performance for the accumulation units of the Separate Account investing in Investors Mark Series Fund, Inc. for the periods shown. Charts 1A-B reflect the deduction of the coverage charge and the operating expenses of the Portfolio. Charts 2A-B reflect the deduction of the coverage charge, contract maintenance charge, withdrawal charge and the operating expenses of the Portfolio. The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

There is no performance shown for the Portfolios of The Alger American Fund, Variable Insurance Products Fund and Variable Insurance Products Fund II because the Portfolios were not available under the contract until May 1, 2000.

Chart 1-A (reflects 1.45% coverage charge and Portfolio  expenses)  ANNUAL TOTAL
RETURN FOR PERIODS ENDING 12/31/1999:

                                                            SEPARATE ACCOUNT
                                                               INCEPTION
                                                                  DATE                         SINCE
                                                              IN PORTFOLIO      1 YEAR       INCEPTION
Intermediate Fixed Income                                       11/24/97           -1.63%         1.43%
Mid Cap Equity                                                  11/24/97            0.79%         5.24%
Money Market                                                    11/24/97            3.09%         3.36%
Global Fixed Income                                             11/24/97           -1.71%         2.52%
Small Cap Equity                                                11/24/97           59.83%        12.30%
Large Cap Growth                                                11/24/97           33.51%        30.00%
Large Cap Value                                                 11/24/97           -0.66%        -0.20%
Growth & Income                                                 11/24/97           14.97%        13.93%
Balanced                                                        11/24/97            6.65%        -0.57%
Berger / BIAM IPT-International                                 11/24/97           29.35%        14.50%
Dreyfus  Stock Index                                            12/31/98           18.86%        18.86%
Dreyfus VIF Disciplined Stock                                   12/31/98           16.74%        16.74%
INVESCO  High Yield                                             12/31/98            7.63%         7.63%
INVESCO  Industrial Income                                      12/31/98           13.19%        13.19%
Lazard   Small Cap                                              12/31/98            3.62%         3.62%
American Century   VP Income & Growth                           12/31/98           16.32%        16.32%
American Century   VP Value                                     12/31/98           -2.28%        -2.28%









Chart 1-B (reflects 1.25% coverage charge and Portfolio  expenses)  ANNUAL TOTAL
RETURN FOR PERIODS ENDING 12/31/1999:
                                                            SEPARATE ACCOUNT
                                                               INCEPTION
                                                                  DATE                          SINCE
                                                              IN PORTFOLIO         1 YEAR     INCEPTION
--------------------------------------------------------------------------------------------------------
Intermediate Fixed Income                                       11/24/97           -1.43%         1.63%
Mid Cap Equity                                                  11/24/97            0.99%         5.45%
Money Market                                                    11/24/97            3.30%         3.57%
Global Fixed Income                                             11/24/97           -1.51%         2.73%
Small Cap Equity                                                11/24/97           60.15%        12.52%
Large Cap Growth                                                11/24/97           33.78%        30.26%
Large Cap Valueh                                                11/24/97           -0.46%         0.00%
Growth & Income                                                 11/24/97           15.20%        14.15%
Balanced                                                        11/24/97            6.87%        -0.37%
Berger / BIAM IPT-Internationa                                  11/24/97           29.61%        14.73%
Dreyfus Stock Index                                             12/31/98           19.10%        19.10%
Dreyfus VIF Disciplined Stock                                   12/31/98           16.98%        16.98%
INVESCO High Yield                                              12/31/98            7.84%         7.84%
INVESCO Equity Income                                           12/31/98           13.41%        13.41%
Lazard Small Cap                                                12/31/98            3.82%         3.82%
American Century VP Income & Growth                             12/31/98           16.55%        16.55%
American Century Value                                          12/31/98           -2.08%        -2.08%










Chart  2-A  (reflects  1.45%  coverage  charge,   contract  maintenance  charge,
withdrawal  Charge and  Portfolio  expenses)  AVERAGE  ANNUAL  TOTAL  RETURN FOR
PERIODS ENDING 12/31/1999:


                                                            SEPARATE ACCOUNT
                                                               INCEPTION
                                                                  DATE                          SINCE
                                                              IN PORTFOLIO         1 YEAR     INCEPTION
--------------------------------------------------------------------------------------------------------

Intermediate Fixed Fund                                         11/24/97           -7.22%        -0.96%
Mid Cap Equity                                                  11/24/97           -4.79%         2.97%
Money Market                                                    11/24/97           -2.48%         1.02%
Global Fixed Income                                             11/24/97           -7.30%         0.17%
Small Cap Equity                                                11/24/97           54.49%        10.08%
Large Cap Growth                                                11/24/97           28.07%        28.25%
Large Cap Value                                                 11/24/97           -6.25%        -2.64%
Growth & Income                                                 11/24/97            9.45%        11.85%
Balanced                                                        11/24/97            1.10%        -3.04%
Berger / BIAM IPT-International                                 11/24/97           23.89%        12.41%
Dreyfus Stock Index                                             12/31/98           13.36%        13.36%
Dreyfus VIF Disciplined Stock                                   12/31/98           11.23%        11.23%
INVESCO High Yield                                              12/31/98            2.08%         2.08%
INVESCO Equity Income                                           12/31/98            7.66%         7.66%
Lazard Small Cap                                                12/31/98           -1.95%        -1.95%
American Century VP Income & Growth                             12/31/98           10.81%        10.81%
American Century Value                                          12/31/98           -7.87%        -7.87%




Chart  2-B  (reflects  1.25%  coverage  charge,   contract  maintenance  charge,
withdrawal  charge and  Portfolio  expenses)  AVERAGE  ANNUAL  TOTAL  RETURN FOR
PERIODS ENDING 12/31/1999:


                                                            SEPARATE ACCOUNT
                                                               INCEPTION
                                                                  DATE                          SINCE
                                                              IN PORTFOLIO         1 YEAR     INCEPTION
--------------------------------------------------------------------------------------------------------

Intermediate Fixed Income                                      11/24/97            -7.02%        -0.75%
Mid Cap Equity                                                 11/24/97            -4.59%         3.18%
Money Market                                                   11/24/97            -2.27%         1.24%
Global Fixed Income                                            11/24/97            -7.10%         0.38%
Small Cap Equity                                               11/24/97            54.81%        10.31%
Large Cap Growth                                               11/24/97            28.33%        28.52%
Large Cap Value                                                11/24/97            -6.05%        -2.43%
Growth & Income                                                11/24/97             9.68%        12.09%
Balanced                                                       11/24/97             1.31%        -2.84%
Berger / BIAM IPT-International                                11/24/97            24.15%        12.64%
Dreyfus Stock Index                                            12/31/98            13.60%        13.60%
Dreyfus VIF Disciplined Stock                                  12/31/98            11.47%        11.47%
INVESCO High Yield                                             12/31/98             2.29%         2.29%
INVESCO  Equity Income                                         12/31/98             7.89%         7.89%
Lazard Small Cap                                               12/31/98            -1.74%        -1.74%
American Century VP Income & Growth                            12/31/98            11.04%        11.04%
American Century Value                                         12/31/98            -7.67%        -7.67%



SECTION II - HISTORICAL PERFORMANCE OF CERTAIN PORTFOLIOS

Certain Portfolios have been in existence for some time and consequently have investment performance history. In order to demonstrate how the historical investment experience of certain Portfolios affects accumulation unit values, we have developed the following performance information. The information is based upon the historical experience of the Portfolios and is for the periods shown. Charts 3A-B reflect the deduction of the coverage charge and the operating expenses of the Portfolio. Charts 4A-B reflect the deduction of the coverage charge, contract maintenance charge, withdrawal charge and the operating expenses of the Portfolio. The inception dates shown below are the dates the underlying Portfolios commenced investment operations. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

Chart 3-A (reflects 1.45% coverage charge and Portfolio  expenses)
ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/1999:


                                                               PORTFOLIO                                     10 YEARS
                                                               INCEPTION                                     OR SINCE
                                                                 DATE              1 YEAR        5 YEARS     INCEPTION
-----------------------------------------------------------------------------------------------------------------------
Dreyfus  Stock Index                                           09/27/89            18.86%        26.23%         16.01%
Dreyfus VIF Disciplined Stock                                  04/29/96            16.74%           N/A         24.79%
INVESCO  High Yield                                            05/24/94             7.63%        11.03%          9.74%
INVESCO  Equity Income                                         08/08/94            13.19%        20.06%         18.61%
Lazard  Small Cap                                              11/02/97             3.62%           N/A         -1.31%
American Century   VP Income & Growth                          10/30/97            16.32%           N/A         22.90%
American Century  VP Value                                     04/29/96            -2.28%           N/A          9.50%
Fidelity  VIP Overseas *                                       01/28/87            40.34%        15.63%          9.29%
Fidelity  VIP Growth *                                         10/09/86            35.31%        27.81%         17.03%
Fidelity  VIP II Contrafund *                                  01/03/95            22.36%           N/A         25.85%
Alger  American Growth *                                       01/09/89            31.81%        29.06%         21.28%
Alger  American MidCap Growth *                                05/03/93            29.95%        24.32%         22.92%
Alger  American Leveraged AllCap *                              01/25/95            75.50%           N/A         44.33%

*Available under the Contract as of July 14, 2000

Chart 3-B (reflects 1.25% coverage charge and Portfolio  expenses)
ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/1999:

                                                               PORTFOLIO                                     10 YEARS
                                                               INCEPTION                                     OR SINCE
                                                                 DATE              1 YEAR        5 YEARS     INCEPTION
-----------------------------------------------------------------------------------------------------------------------
Dreyfus  Stock Index                                           09/27/89            19.10%        26.48%         16.24%
Dreyfus  VIF Disciplined Stock                                 04/29/96            16.98%           N/A         25.04%
INVESCO  High Yield                                            05/24/94             7.84%        11.25%          9.96%
INVESCO  Equity Income                                         08/08/94            13.41%        20.30%         18.85%
Lazard  Small Cap                                              11/02/97             3.82%           N/A         -1.11%
American Century   VP Income & Growth                          10/30/97            16.55%           N/A         23.14%
American Century  VP Value                                     04/29/96            -2.08%           N/A          9.72%
Fidelity  VIP Overseas *                                       01/28/87            40.62%        15.86%          9.51%
Fidelity  VIP Growth *                                         10/09/86            35.58%        28.07%         17.26%
Fidelity  VIP II Contrafund *                                  01/03/95            22.61%           N/A         26.10%
Alger  American Growth *                                       01/09/89            32.08%        29.31%         21.52%
Alger  American MidCap Growth *                                05/03/93            30.21%        24.57%         23.17%
Alger  American Leveraged AllCap *                             01/25/95            75.85%           N/A         44.62%

*Available under the Contract as of July 14, 2000


Chart  4-A  (reflects  1.45%  coverage  charge,   contract  maintenance  charge,
withdrawal  charge and  Portfolio  expenses)
AVERAGE  ANNUAL  TOTAL  RETURN FOR PERIODS ENDING 12/31/1999:



                                                               PORTFOLIO                                     10 YEARS
                                                               INCEPTION                                     OR SINCE
                                                                 DATE              1 YEAR        5 YEARS     INCEPTION
-----------------------------------------------------------------------------------------------------------------------
Dreyfus  Stock Index                                           09/27/89            13.04%        25.91%         15.86%
Dreyfus  VIF Disciplined Stock                                 04/29/96            10.91%           N/A         24.00%
INVESCO  High Yield                                            05/24/94             1.78%        10.48%          9.20%
INVESCO  Equity Income                                         08/08/94             7.35%        19.66%         18.20%
Lazard  Small Cap                                              11/02/97            -2.23%           N/A         -4.14%
American Century   VP Income & Growth                          10/30/97            10.49%           N/A         20.77%
American Century  VP Value                                     04/29/96            -8.14%           N/A          8.37%
Fidelity  VIP Overseas *                                       01/28/87            34.92%        15.31%          9.20%
Fidelity  VIP Growth *                                         10/09/86            29.88%        27.62%         16.99%
Fidelity  VIP II Contrafund *                                  01/03/95            16.87%           N/A         25.60%
Alger  American Growth *                                       01/09/89            26.36%        28.88%         21.24%
Alger  American MidCap Growth *                                05/03/93            24.49%        24.11%         22.82%
Alger  American Leveraged AllCap *                             01/25/95            70.23%           N/A         44.20%

*Available under the Contract as of July 14, 2000

Chart  4-B  (reflects  1.25%  coverage  charge,   contract  maintenance  charge,
withdrawal charge and Portfolio expenses)
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/1999:


                                                               PORTFOLIO                                     10 YEARS
                                                               INCEPTION                                     OR SINCE
                                                                 DATE              1 YEAR        5 YEARS     INCEPTION
----------------------------------------------------------------------------------------------------------------------
Dreyfus  Stock Index                                           09/27/89            13.28%        26.16%         16.09%
Dreyfus  VIF Disciplined Stock                                 04/29/96            11.15%           N/A         24.25%
INVESCO  High Yield                                            05/24/94             2.00%        10.71%          9.42%
INVESCO  Equity Income                                         08/08/94             7.58%        19.91%         18.45%
Lazard  Small Cap                                              11/02/97            -2.02%           N/A         -3.94%
American Century   VP Income & Growth                          10/30/97            10.72%           N/A         21.02%
American Century  VP Value                                     04/29/96            -7.94%           N/A          8.60%
Fidelity  VIP Overseas *                                       01/28/87            35.21%        15.54%          9.43%
Fidelity  VIP Growth *                                         10/09/86            30.15%        27.88%         17.23%
Fidelity  VIP II Contrafund *                                  01/03/95            17.12%           N/A         25.85%
Alger  American Growth*                                        01/09/89            26.63%        29.14%         21.49%
Alger  American MidCap Growth *                                05/03/93            24.75%        24.36%         23.07%
Alger  American Leveraged AllCap *                             01/25/95            70.58%           N/A         44.49%

*Available under the Contract as of July 14, 2000



Historical Unit Values

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial `orporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               FEDERAL TAX STATUS

General

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions. The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.


On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account. Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges

Section. 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

BMA does not currently accept partial 1035 Exchanges.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception is used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Qualified Plans

The Contracts offered herein may also be used as Qualified Contracts. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that make it an important investment for a qualified plan. The following discussion of Qualified Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding Qualified Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing Qualified Contracts.

Qualified Contracts include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Qualified Contracts are not transferable except upon surrender or annuitization.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. Qualified Contracts will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions.(See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

   ROTH IRAS

Section 408(A) of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Section 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Annuitant reaches age 59 1/2; (b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary; (d) distributions made to the Annuitant to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Annuitant for amounts paid during the taxable year for medical care; (e) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Annuitant and his or her spouse and dependents if the Annuitant has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Annuitant has been re-employed for at least 60 days); (f) distributions made on account of an IRS levy upon the Qualified Contract; (g) distributions from an Individual Retirement Annuity made to the Annuitant to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Annuitant for the taxable year; and (h) distributions from an Individual Retirement Annuity made to the Annuitant which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception is used.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


                               ANNUITY PROVISIONS

Fixed Annuity

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The dollar amount of each fixed annuity will be determined in accordance with annuity tables contained in the contract.

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account.

Annuity Unit Value

On the Annuity Date a fixed number of Annuity Units will be purchased as follows:

For each Subaccount the fixed number of Annuity Units is equal to the Adjusted Contract Value for all Subaccounts, divided first by $1000, then multiplied by the appropriate Annuity Payment amount from the Annuity Table contained in the Contract for each $1000 of value for the Annuity Option selected, and then divided by the Annuity Unit value for that Subaccount on the Annuity Date. After that, the number of Annuity Units in each Subaccount remains unchanged unless you elect to transfer between Subaccounts. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each Annuity Payment date, the total Variable Annuity Payment is the sum of the Annuity Payments for each Subaccount. The Variable Annuity Payment in each Subaccount is determined by multiplying the number of Annuity Units then allocated to such Subaccount by the Annuity Unit value for that Subaccount. On each subsequent business day, the value of an Annuity Unit is determined in the following way:

First: The net Investment Factor is determined as described in the Prospectus under "Accumulation Units".

Second:  The value of an Annuity Unit for a business day is equal to:

          a. the value of the Annuity Unit for the immediately preceding business day;

          b. multiplied by the Net Investment Factor for current business day;

          c. divided by the Assumed Net Investment Factor (see below) for the business day.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular business day. The Assumed Investment Return that we will use is 3 1/2%. However, we may agree with you to use a different value.

BMA may elect to determine the amount of each annuity payment up to 10 business days prior to the elected payment date. The value of your contract less any applicable premium tax is applied to the applicable annuity table to determine the initial annuity payment.

                         MORTALITY AND EXPENSE GUARANTEE

We guarantee that the dollar amount of each Annuity Payment after the first will not be affected by variations in mortality or expense experience.

                              FINANCIAL STATEMENTS


The audited balance sheet of BMA Variable Annuity Account A as of December 31, 1999 and the related statement of operations and changes in net assets for the years ended December 31, 1998 and 1999, and the report of Ernst and Young LLP, independent auditors with respect thereto, follow.

The audited consolidated financial statements of the Company as of December 31, 1999 and 1998, and for each of the years in the three year period ended December 31, 1999, which are also included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                             Financial Statements

                         BMA Variable Annuity Account A

                    Years ended December 31, 1999 and 1998
                      with Report of Independent Auditors

                         BMA Variable Annuity Account A

                              Financial Statements


                     Years ended December 31, 1999 and 1998



                                   Contents

Report of Independent Auditors........................................  1

Audited Financial Statements

Statement of Assets and Liabilities...................................  2
Statements of Operations and Changes in Net Assets....................  4
Notes to Financial Statements.........................................  9


                         Report of Independent Auditors

The Contract Owners
BMA Variable Annuity Account A
      and
The Board of Directors
Business Men's Assurance Company of America

We have audited the accompanying statement of assets and liabilities of BMA Variable Annuity Account A (the Account) as of December 31, 1999, and the related statements of operations and changes in net assets for the years ended December 31, 1999 and 1998. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of BMA Variable Annuity Account A at December 31, 1999, and the results of its operations and changes in net assets for the years ended December 31, 1999 and 1998, in conformity with accounting principles generally accepted in the United States.



                                                               Ernst & Young LLP

Kansas City, Missouri
February 3, 2000

                         BMA Variable Annuity Account A

                      Statement of Assets and Liabilities

                               December 31, 1999

                                                                                Balance
                                                     Number of       Share       Sheet
                                                      Shares         Value      Amount
                                                     ------------------------------------
Assets
Investments (Notes 1 and 3):
Investors Mark Series Fund, Inc.:
 Balanced (cost, $431,415)                             45,375       $ 9.08     $  412,005
 Growth and Income (cost, $592,888)                    52,554        12.65        664,807
 Large Cap Value (cost, $503,973)                      50,560         9.40        475,264
 Small Cap Equity (cost, $231,545)                     28,427        13.20        375,232
 Large Cap Growth (cost, $292,354)                     23,399        18.03        421,879
 Intermediate Fixed Income (cost, $320,699)            31,909         9.28        296,112
 Mid Cap Equity (cost, $368,069)                       35,556        11.29        401,422
 Money Market (cost, $71,093)                          71,093         1.00         71,093
 Global Fixed Income (cost, $67,372)                    6,796         9.21         62,587
Berger Institutional Products Trust (Berger IPT):
 Berger IPT International (cost, $426,528)             38,008        14.63        556,062
Dreyfus Corporation:
 Dreyfus Stock Index Fund (cost, $40,701)               1,173        38.45         45,102
 Dreyfus Variable Investment Fund Disciplined
  Stock Portfolio (cost, $102,306)                      4,124        26.92        111,023

INVESCO Funds Group, Inc.:
 INVESCO VIF High Yield Income (cost, $82,723)
                                                        6,980        11.51         80,341
 INVESCO VIF Equity Income Fund (cost, $22,288)
                                                        1,088        21.01         22,852
Lazard Asset Management:
 Lazard Retirement Small Cap Portfolio (cost,
  $71,122)                                              7,390         9.82         72,572

American Century Investment Management, Inc.:
 VP Income & Growth (cost, $110,985)                   15,140         8.00        121,116
 VP Value (cost, $111,122)                             17,940         5.95        106,741
Receivable from BMA                                                                   225
                                                                               ----------
Total assets                                                                    4,296,435

Liability - coverage charge payable                                                 4,562
                                                                               ----------
Net assets                                                                     $4,291,873
                                                                               ==========

Net assets are represented by (Note 3):
                                                         Number
                                                        of Units       Unit Value        Amount
                                                   -------------------------------------------------
 Investors Mark Series Funds, Inc.
  Balanced
   Accumulation units                                     41,270        $ 9.9724       $  411,561
  Growth and Income
   Accumulation units                                     51,979         12.7758          664,077
  Large Cap Value
   Accumulation units                                     47,627          9.9680          474,744
  Small Cap Equity
   Accumulation units                                     29,139         12.8633          374,832
  Large Cap Growth
   Accumulation units                                     24,654         17.0939          421,441
  Intermediate Fixed Income
   Accumulation units                                     28,681         10.3128          295,786
  Mid Cap Equity
   Accumulation units                                     37,267         10.7602          400,995
  Money Market
   Accumulation units                                      6,648         10.7272           71,318
  Global Fixed Income
   Accumulation units                                      5,890         10.6143           62,520
 Berger IPT International
  Accumulation units                                      35,993         15.4324          555,460
 Dreyfus Stock Index Fund
  Accumulation units                                       3,788         11.8936           45,054
 Dreyfus Variable Investment Fund Discipline
  Stock Portfolio
   Accumulation units                                      9,494         11.6811          110,902
 INVESCO VIF High Yield Income
  Accumulation units                                       7,453         10.7689           80,255
 INVESCO VIF Equity Income Fund
  Accumulation units                                       2,016         11.3253           22,828
 Lazard Retirement Small Cap Portfolio
  Accumulation units                                       6,992         10.3673           72,487
 American Century VP Income & Growth
  Accumulation units                                      10,395         11.6388          120,987
 American Century VP Value
  Accumulation units                                      10,905          9.7779          106,626
                                                                                       ----------
Net assets                                                                             $4,291,873
                                                                                       ==========

See accompanying notes.

                        BMA Variable Annuity Account A

               Statement of Operations and Changes in Net Assets

                         Year ended December 31, 1999


                                                              Growth and      Large      Small Cap    Large Cap    Intermediate
                                                  Balanced      Income      Cap Value     Equity       Growth      Fixed Income
                                                  -----------------------------------------------------------------------------
Net investment income (loss):
  Dividend income                                 $ 22,597     $ 38,169     $ 26,394      $     --     $    --       $ 19,469
  Coverage charges (Note 2)                          3,890        7,265        5,858         3,269       4,029          3,260
                                                  -----------------------------------------------------------------------------
Net investment income (loss)                        18,707       30,904       20,536        (3,269)     (4,029)        16,209

Net realized and unrealized gain (loss)
    on investments:
  Net realized gain (loss) on investment
    transactions                                    (1,971)       2,176        1,331           720       5,248           (359)
  Unrealized appreciation (depreciation)
    on investments                                      69       37,483      (29,377)      139,372      95,724        (19,526)
                                                  -----------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                    (1,902)      39,659      (28,046)      140,092     100,972        (19,885)
                                                  -----------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                         16,805       70,563       (7,510)      136,823      96,943         (3,676)

Capital share transactions:
  Transfers of net variable annuity deposits        16,250       55,310       29,973        18,531      35,359         33,515
  Transfers of surrenders and death benefits        (1,102)      (4,553)      (1,211)       (3,535)     (3,377)        (1,252)
  Transfers of contract maintenance and other
    charges                                           (292)        (313)        (267)          362       2,072           (345)
  Transfers between subaccounts, including
    fixed interest subaccount                      191,857      128,196       75,299        74,764      95,202         71,011
                                                  -----------------------------------------------------------------------------
Net increase (decrease) in net assets              206,713      178,640      103,794        90,122     129,256        102,929

Net assets at beginning of year                    188,043      414,874      378,460       147,887     195,242        196,533
                                                  -----------------------------------------------------------------------------
Net assets at end of year                         $411,561     $664,077     $474,744      $374,832    $421,441       $295,786
                                                  =============================================================================

                        BMA Variable Annuity Account A

                         Year ended December 31, 1999


                                                                                   Global        Berger       Dreyfus     Dreyfus
                                                            Mid Cap     Money      Fixed          IPT          Stock    Disciplined
                                                            Equity      Market     Income    International     Index       Stock
                                                           ------------------------------------------------------------------------
Net investment income (loss):
  Dividend income                                          $  2,122   $   3,556   $ 4,327          $  3,061   $   597      $  1,074
  Coverage charges (Note 2)                                   3,941       1,023       533             5,292       299           510
                                                           ------------------------------------------------------------------------
Net investment income (loss)                                 (1,819)      2,533     3,794            (2,231)      298           564

Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investment transactions           464           -       (86)            4,551        23           174
  Unrealized appreciation (depreciation) on investments      11,191           -    (4,318)          110,733     4,400         8,717
                                                           ------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments       11,655           -    (4,404)          115,284     4,423         8,891
                                                           ------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from
 operations                                                   9,836       2,533      (610)          113,053     4,721         9,455

Capital share transactions:
  Transfers of net variable annuity deposits                 39,108     695,746    16,000            52,276    28,595        71,613
  Transfers of surrenders and death benefits                 (3,867)     (3,997)   (1,105)           (6,337)      (25)         (450)
  Transfers of contract maintenance and other charges          (238)       (296)       (4)            1,932        16             -
  Transfers between subaccounts, including fixed
    interest subaccount                                     152,718    (822,293)   33,358           139,421    11,747        30,284
                                                           ------------------------------------------------------------------------
Net increase (decrease) in net assets                       187,721    (130,840)   48,249           187,292    40,333       101,447

Net assets at beginning of year                             203,438     199,625    14,881           255,115         -             -
                                                           ------------------------------------------------------------------------
Net assets at end of year                                  $400,995   $  71,318   $62,520          $555,460   $45,054      $110,902
                                                           ========================================================================

                        BMA Variable Annuity Account A

                         Year ended December 31, 1999


                                                             INVESCO      INVESCO      Lazard
                                                            VIF High     VIF Equity  Retirement   VP Income
                                                          Yield Income     Income     Small Cap    & Growth   VP Value      Total
                                                          -------------------------------------------------------------------------
Net investment income (loss):
  Dividend income                                              $ 5,486      $   354     $ 1,295    $      3   $      -   $  128,504
  Coverage charges (Note 2)                                        530           97         224         530        475       41,025
                                                          -------------------------------------------------------------------------
Net investment income (loss)                                     4,956          257       1,071        (527)      (475)      87,479

Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investment transactions                2            7      (1,913)         69         46       10,482
  Unrealized appreciation (depreciation) on investments         (2,382)         564       1,450      10,132     (4,381)     359,851
                                                          -------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          (2,380)         571        (463)     10,201     (4,335)     370,333
                                                          -------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
  from operations                                                2,576          828         608       9,674     (4,810)     457,812

Capital share transactions:
  Transfers of net variable annuity deposits                    33,092       12,000      36,516      86,063     84,729    1,344,676
  Transfers of surrenders and death benefits                       (19)           -        (243)       (449)      (422)     (31,944)
  Transfers of contract maintenance and other charges                5            -       1,069       1,463        838        6,002
  Transfers between subaccounts, including fixed
    interest subaccount                                         44,601       10,000      34,537      24,236     26,291      321,229
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets                           77,679       22,000      71,879     111,313    111,436    1,639,963

Net assets at beginning of year                                      -            -           -           -          -    2,194,098
                                                          -------------------------------------------------------------------------
Net assets at end of year                                      $80,255      $22,828     $72,487    $120,987   $106,626   $4,291,873
                                                          =========================================================================

See accompanying notes.

                        BMA Variable Annuity Account A

               Statement of Operations and Changes in Net Assets

                         Year ended December 31, 1998


                                                                      Growth and     Large      Small Cap   Large Cap  Intermediate
                                                          Balanced      Income     Cap Value      Equity      Growth   Fixed Income
                                                          -------------------------------------------------------------------------
Net investment income (loss):
  Dividend income                                         $  9,519     $  4,587    $ 10,874     $     63    $    115     $ 11,817
  Coverage charges (Note 2)                                  1,876        4,791       3,644          969       1,030        2,216
                                                          -------------------------------------------------------------------------
Net investment income (loss)                                 7,643         (204)      7,230         (906)       (915)       9,601

Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investment transactions          (87)         626         712         (176)      1,020           17
  Unrealized appreciation (depreciation) on investments    (19,483)      34,385         648        4,389      33,699       (5,066)
                                                          -------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments     (19,570)      35,011       1,360        4,213      34,719       (5,049)

Net increase (decrease) in net assets resulting from
  operations                                               (11,927)      34,807       8,590        3,307      33,804        4,552

Capital share transactions:
  Transfers of net variable annuity deposits               127,795      333,303     323,292      119,532     148,962      164,259
  Transfers of surrenders and death benefits                     -            -           -            -           -            -
  Transfers of contract maintenance and other charges          (43)         (80)        (89)          (5)          -            -
  Transfers between subaccounts, including fixed
    interest subaccount                                     71,209       43,294      43,146       20,130       8,876       26,711
                                                          -------------------------------------------------------------------------
Net increase in net assets                                 198,961      376,517     366,349      139,657     157,838      190,970

Net assets at beginning of year                              1,009        3,550       3,521        4,923       3,600        1,011
                                                          -------------------------------------------------------------------------
Net assets at end of year                                 $188,043     $414,874    $378,460     $147,887    $195,242     $196,533
                                                          =========================================================================

                        BMA Variable Annuity Account A

                         Year ended December 31, 1998


                                                                                        Global
                                                              Mid Cap       Money       Fixed      Berger IPT
                                                               Equity       Market      Income    International       Total
                                                              ---------------------------------------------------------------

Net investment income (loss):
  Dividend income                                             $  2,000    $   1,351    $ 1,250         $  3,578    $   45,154
  Coverage charges (Note 2)                                      1,903          401        190            2,761        19,781
                                                              ---------------------------------------------------------------
Net investment income (loss)                                        97          950      1,060              817        25,373

Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investment transactions              190            -         70              626         2,998
  Unrealized appreciation (depreciation) on investments         22,170            -       (480)          18,779        89,041
                                                              ---------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          22,360            -       (410)          19,405        92,039
                                                              ---------------------------------------------------------------

Net increase (decrease) in net assets resulting from
  operations                                                    22,457          950        650           20,222       117,412

Capital share transactions:
  Transfers of net variable annuity deposits                   147,193      397,036     11,779          221,832     1,994,983
  Transfers of surrenders and death benefits                         -            -          -                -
  Transfers of contract maintenance and other charges                -            -          -                -          (217)
  Transfers between subaccounts, including fixed interest
   subaccount                                                   28,294     (199,364)     1,431            8,044        51,771
                                                              ---------------------------------------------------------------
Net increase in net assets                                     175,487      197,672     13,210          229,876     2,046,537

Net assets at beginning of year                                  5,494        1,003      1,021            5,017        30,149
                                                              ---------------------------------------------------------------
Net assets at end of year                                     $203,438    $ 199,625    $14,881         $255,115    $2,194,098
                                                              ===============================================================

See accompanying notes.

                        BMA Variable Annuity Account A

                         Notes to Financial Statements

                               December 31, 1999

1.  Summary of Significant Accounting Policies

Organization

BMA Variable Annuity Account A (the Account) is a separate account of Business Men's Assurance Company of America (BMA) established to fund single and flexible premium variable annuity policies. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.

Deposits received by the Account are invested in 17 separate subaccounts, each of which invests solely in the various funds (mutual funds not otherwise available to the public) as directed by the owners. Amounts may be invested in shares of the following portfolios:

  Investors Mark Series Funds, Inc. (IMSF): Balanced (emphasis on long-term growth and high current income); Growth and Income (emphasis on long-term growth and income without a lot of fluctuation in market value); Large Cap Value (emphasis on long-term capital growth); Small Cap Equity (emphasis on long-term growth by investing in small and medium-sized companies); Large Cap Growth (emphasis on long-term capital appreciation); Intermediate Fixed Income (emphasis on current income with stability of principal and liquidity); Mid Cap Equity (emphasis on long-term growth by investing in common stock of mid-sized companies); Money Market (emphasis on current income while preserving capital and maintaining liquidity); and Global Fixed Income (emphasis on maximizing total return and generating a market-level return while preserving both liquidity and principal).

  Berger IPT International (emphasis on long-term capital appreciation through investments in non-U.S. equity securities of well-established companies).

  Dreyfus Stock Index Fund (objective of which is to match, as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index).

  Dreyfus Variable Investment Fund Disciplined Stock Portfolio (emphasis on seeking investment returns that are greater than the total return of stocks represented by the Standard & Poor's 500 Composite Stock Price Index).

  INVESCO VIF High Yield Income (objective of which is to seek a high level of current income by investing substantially all of its assets in lower-rated bonds and other debt securities as well as preferred stock).

                        BMA Variable Annuity Account A

1.  Summary of Significant Accounting Policies (continued)

    INVESCO VIF Equity Income Fund (emphasis on high current income with capital appreciation as a secondary goal).

    Lazard Retirement Small Cap Portfolio (emphasis on long-term capital appreciation).

    American Century Variable Portfolios: VP Income & Growth (seeks dividend growth, current income and capital appreciation by investing in a diversified portfolio of U.S. Stocks) and VP Value (emphasis on long-term capital growth with income as a secondary objective).

Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual funds of IMSF are made by Investors Mark Series Fund, LLC (IMSF, LLC), which is owned by Jones & Babson, Inc., a wholly-owned subsidiary of BMA. IMSF, LLC has engaged Standish, Ayer & Wood, Inc. to provide subadvisory services for the Intermediate Fixed Income Portfolio, the Mid Cap Equity Portfolio and the Money Market Portfolio. IMSF, LLC has engaged Standish International Management Company, L.P. to provide subadvisory services for the Global Fixed Income Portfolio. IMSF, LLC has engaged Stein Roe & Farnam, Incorporated to provide subadvisory services for the Small Cap Equity Portfolio and the Large Cap Growth Portfolio. IMSF, LLC has engaged David L. Babson & Co., Inc. to provide subadvisory services for the Large Cap Value Portfolio. IMSF, LLC has engaged Lord, Abbett & Co. to provide subadvisory services for the Growth and Income Portfolio. IMSF, LLC has engaged Kornitzer Capital Management, Inc. to provide subadvisory services for the Balanced Portfolio.

Berger Institutional Products Trust is a mutual fund with multiple portfolios, one of which, the Berger/BIAM IPT - International Fund, is managed by BBOI Worldwide LLC. BBOI Worldwide LLC has retained Bank of Ireland Asset Management (U.S.) Limited (BIAM) as subadvisor.

Dreyfus Corporation serves as the fund manager for the Dreyfus Stock Index Fund. Dreyfus has hired its affiliate, Mellon Equity Associates to serve as the fund's index fund manager and provide day-to-day management of the fund's investments.

Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment advisor for this fund. The Disciplined Stock Portfolio is one of these portfolios under the fund.

                        BMA Variable Annuity Account A

1.  Summary of Significant Accounting Policies (continued)

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios, among them the INVESCO VIF High Yield Income and the INVESCO VIF Equity Income Fund. INVESCO Funds Group, Inc. is the investment advisor.

American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. VP Income & Growth and VP Value are two of these funds.

Investment Valuation

Investments in mutual fund shares are carried in the statement of assets and liabilities at market value (net asset value of the underlying mutual fund). The first-in, first-out method is used to determine gains and losses. Security transactions are accounted for on the trade date, and dividend income from the funds to the Account is recorded on the ex-dividend date and reinvested upon receipt. Capital gain distributions from the mutual funds to the Account also are reinvested upon receipt.

The cost of investments purchased and proceeds from investment securities sold by subaccount were as follows:

                                                                  Year ended December 31
                                                         1999                              1998
                                              -------------------------------------------------------------
                                                Cost of         Proceeds          Cost of         Proceeds
                                               Purchases       from Sales        Purchases       from Sales
                                              -------------------------------------------------------------
IMSF Balanced                                 $  250,906       $   27,303       $  211,341         $  4,447
IMSF Growth and Income                           221,187            9,266          383,734            6,893
IMSF Large Cap Value                             138,712           13,043          382,110            8,021
IMSF Small Cap Equity                            101,654           13,844          140,032            1,121
IMSF Large Cap Growth                            146,201           14,469          161,199            5,169
IMSF Intermediate Fixed Income                   136,979           18,226          205,008            4,087
IMSF Mid Cap Equity                              198,808           12,269          180,591            4,757
IMSF Money Market                                793,007          921,345          398,110          199,682
IMSF Global Fixed Income                          54,514            2,519           16,104            1,805
Berger IPT International                         205,488           15,601          235,706            4,691
Dreyfus Stock Index Fund                          40,914              213                -                -
Dreyfus Variable Investment Fund
  Disciplined Stock Portfolio                    103,993            1,687                -                -

INVESCO VIF High Yield Income                     83,210              488                -                -
INVESCO VIF Equity Income Fund                    22,354               66                -                -
Lazard Retirement Small Cap Portfolio            298,325          227,203                -                -
American Century VP Income & Growth              111,512              528                -                -
American Century VP Value                        111,758              636                -                -
                                              -------------------------------------------------------------
Total                                         $3,019,522       $1,278,706       $2,313,935         $240,673
                                              =============================================================

                        BMA Variable Annuity Account A

1.  Summary of Significant Accounting Policies (continued)

Federal Income Taxes

The operations of the Account form a part of, and are taxed with, the operations of BMA, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Account's net investment income or net realized gain on investments. Accordingly, no charge for income tax is currently being made to the Account. If such taxes are incurred by BMA in the future, a charge to the account may be assessed.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Reclassifications

Certain amounts in the 1998 financial statements have been reclassified to conform with the 1999 presentation.

2.  Variable Annuity Contract Charges

The Account pays BMA certain amounts relating to the distribution and administration of the policies funded by the Account and as reimbursement for certain mortality and other risks assumed by BMA. The following summarizes those amounts:

Coverage Charges: Until December 13, 1999, mortality and expense risks assumed by BMA are compensated for by a fee equivalent to an annual rate of 1.40% of the average daily value of each contract. Subsequent to December 12, 1999, BMA changed the coverage charge for new and existing contracts to an annual rate of 1.25% of the average daily value of each contract.

                        BMA Variable Annuity Account A

2.  Variable Annuity Contract Charges (continued)

On May 5, 1999, BMA introduced a new product with an additional death benefit option. If this option is selected, BMA is compensated by a fee equivalent to an annual rate of 1.45% of the average daily value of the contract. There were no outstanding contracts with this option during 1999.

Contract Maintenance Charge: BMA deducts an administrative fee of $35 per year for each contract, except for certain contracts based on a minimum account value.

Other Charges: Transfers in excess of 12 during the accumulation phase, and in excess of four during the income phase, during a one-year period result in a $25 transfer fee assessment against the contract. When applicable, an amount for state premium taxes is deducted as provided by pertinent state law, either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Withdrawal Charge: A contingent deferred sales charge is assessed by BMA against certain withdrawals during the first seven years of the contract, declining from 7% in the first year to 1% in the seventh year.

Contract charges retained by BMA from the proceeds of sales of annuity contracts aggregated $41,025 and $19,781 during the years ended December 31, 1999 and 1998, respectively.

3.  Summary of Unit Transactions

Account deposits and terminations, withdrawals and expense charges by units follow:

                                                            Number of Units
                                                        ----------------------
                                                        Year ended December 31
                                                          1999          1998
                                                        ----------------------
IMSF Balanced:
  Variable annuity deposits                              21,291        27,455
  Terminations, withdrawals and expense charges             143         7,433
IMSF Growth and Income:
  Variable annuity deposits                              15,641        48,186
  Terminations, withdrawals and expense charges             815        11,386

                        BMA Variable Annuity Account A

3. Summary of Unit Transactions (continued)

                                                        Number of Units
                                                 ----------------------------
                                                     Year ended December 31
                                                       1999          1998
                                                 ----------------------------
IMSF Large Cap Value:
 Variable annuity deposits                           11,054        51,953
 Terminations, withdrawals and expense charges          141        15,603
IMSF Small Cap Equity:
 Variable annuity deposits                           14,341        20,346
 Terminations, withdrawals and expense charges          421         5,633
IMSF Large Cap Growth:
 Variable annuity deposits                            9,527        24,279
 Terminations, withdrawals and expense charges          535         8,962
IMSF Intermediate Fixed Income:
 Variable annuity deposits                           10,046        19,058
 Terminations, withdrawals and expense charges          126           397
IMSF Mid Cap Equity:
 Variable annuity deposits                           19,510        30,935
 Terminations, withdrawals and expense charges          414        13,307
IMSF Money Market:
 Variable annuity deposits                           65,572        86,798
 Terminations, withdrawals and expense charges       78,633        67,189
IMSF Global Fixed Income:
 Variable annuity deposits                            4,616         1,483
 Terminations, withdrawals and expense charges          105           204
Berger IPT International:
 Variable annuity deposits                           15,088        22,698
 Terminations, withdrawals and expense charges          543         1,732
Dreyfus Stock Index Fund:
 Variable annuity deposits                            3,790             -
 Terminations, withdrawals and expense charges            2             -
Dreyfus Disciplined Stock Portfolio:
 Variable annuity deposits                            9,598             -
 Terminations, withdrawals and expense charges          104             -
INVESCO VIF High Yield Income:
 Variable annuity deposits                            7,454             -
 Terminations, withdrawals and expense charges            1             -

                        BMA Variable Annuity Account A

3.  Summary of Unit Transactions (continued)

                                                          Number of Units
                                                      ----------------------
                                                      Year ended December 31
                                                          1999        1998
                                                      ----------------------
INVESCO VIF Equity Income Fund:
  Variable annuity deposits                              2,016           -
  Terminations, withdrawals and expense charges              -           -
Lazard Retirement Small Cap Portfolio:
  Variable annuity deposits                              7,052           -
  Terminations, withdrawals and expense charges             60           -
American Century VP Income & Growth:
  Variable annuity deposits                             10,500           -
  Terminations, withdrawals and expense charges            105           -
American Century VP Value:
  Variable annuity deposits                             11,018           -
  Terminations, withdrawals and expense charges            113           -

                       CONSOLIDATED FINANCIAL STATEMENTS
                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

                  Years ended December 31, 1999, 1998 and 1997
                      with Report of Independent Auditors

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

                       CONSOLIDATED FINANCIAL STATEMENTS

                  Years ended December 31, 1999, 1998 and 1997

                                    CONTENTS

Report of Independent Auditors..............................................   1

Audited Consolidated Financial Statements

Consolidated Balance Sheets.................................................   2

Consolidated Statements of Operations.......................................   3

Consolidated Statements of Comprehensive Income (Loss)......................   4

Consolidated Statements of Stockholder's Equity.............................   5

Consolidated Statements of Cash Flows.......................................   6

Notes to Consolidated Financial Statements..................................   7

                        REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Business Men's Assurance Company of America

   We have audited the accompanying consolidated balance sheets of Business Men's Assurance Company of America (an ultimate subsidiary of Assicurazioni Generali, S.p.A.) (the Company) as of December 31, 1999 and 1998, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Business Men's Assurance Company of America at December 31, 1999 and 1998, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.


                                      /s/  Ernst & Young LLP


Kansas City, Missouri
February 3, 2000

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

                          CONSOLIDATED BALANCE SHEETS

                                                                December 31
                                                           ---------------------
                                                              1999       1998
                                                           ---------- ----------
                                                              (In Thousands)
Assets
Investments (Notes 1 and 3):
  Securities available-for-sale, at fair value:
   Fixed maturities (amortized cost--$1,284,919,000 in
    1999 and
    $1,257,705,000 in 1998)..............................  $1,231,419 $1,277,121
   Equity securities (cost--$45,102,000 in 1999 and
    $36,214,000 in 1998).................................      43,204     40,373
  Mortgage loans on real estate, net of allowance for
   credit losses of $10,385,000 in 1999
   and $9,185,000 in 1998................................     875,882    875,117
  Policy loans...........................................      57,935     59,780
  Short-term investments.................................       7,476     10,779
  Other (Note 3).........................................      32,444     44,084
                                                           ---------- ----------
   Total investments.....................................   2,248,360  2,307,254
Cash.....................................................      97,678     30,567
Accrued investment income................................      20,054     18,078
Premium and other receivables............................      20,271     12,017
Deferred policy acquisition costs........................     134,343    112,311
Property, equipment and software (Note 6)................      14,798     16,276
Reinsurance recoverables:
  Paid benefits..........................................       2,441      6,549
  Benefits and claim reserves ceded......................     111,515     95,476
Other assets (Note 1)....................................      13,099     14,852
Assets held in separate accounts (Note 1)................     415,077    300,366
                                                           ---------- ----------
   Total assets..........................................  $3,077,636 $2,913,746
                                                           ========== ==========
Liabilities and stockholder's equity
Future policy benefits:
  Life and annuity (Notes 4 and 10)......................  $1,294,708 $1,253,531
  Health.................................................      89,539     78,527
Contract account balances (Note 4).......................     681,958    677,444
Policy and contract claims...............................      72,163     62,953
Unearned revenue reserve.................................      10,056      9,924
Other policyholder funds.................................      14,155     14,671
Current income taxes payable (Note 7)....................         486      2,300
Deferred income taxes (Note 7)...........................       7,936     10,650
Payable to affiliate (Note 10)...........................         627        771
Other liabilities (Note 12)..............................      80,831     84,183
Liabilities related to separate accounts (Notes 1 and 4).     415,077    300,366
                                                           ---------- ----------
Total liabilities........................................   2,667,536  2,495,320
Commitments and contingencies (Note 5)
Stockholder's equity (Notes 2 and 11):
  Preferred stock of $1 par value per share; authorized
   3,000,000 shares, none issued and outstanding.........          --         --
  Common stock of $1 par value per share; authorized
   24,000,000 shares, 12,000,000 shares issued and
   outstanding...........................................      12,000     12,000
  Paid-in capital........................................      40,106     40,106
  Accumulated other comprehensive income (loss)              (41,667)     10,730
  Retained earnings......................................     399,661    355,590
                                                           ---------- ----------
   Total stockholder's equity............................     410,100    418,426
                                                           ---------- ----------
   Total liabilities and stockholder's equity............  $3,077,636 $2,913,746
                                                           ========== ==========

                            See accompanying notes.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                     Year ended December 31
                                                   ---------------------------
                                                     1999      1998     1997
                                                   --------  -------- --------
                                                         (In Thousands)
Revenues:
  Premiums (Note 9):
    Life and annuity.............................. $131,667  $115,863 $108,816
    Health........................................    4,863    10,828   17,035
  Other insurance considerations..................   33,788    37,599   37,928
  Net investment income (Note 3)..................  185,521   176,085  162,478
  Realized gains, net (Note 3)....................    8,458    10,556    5,121
  Other income....................................   37,242    43,886   35,548
                                                   --------  -------- --------
      Total revenues..............................  401,539   394,817  366,926
Benefits and expenses:
  Life and annuity benefits.......................   99,280   107,033   95,286
  Health benefits.................................      938     3,021    6,533
  Increase in policy liabilities including
   interest credited to account balances..........  115,785   103,298  103,012
  Commissions.....................................   50,568    43,949   45,019
  (Increase) decrease in deferred policy
   acquisition costs..............................      330    11,271   (1,229)
  Taxes, licenses and fees........................    2,417     2,579    3,329
  Other operating costs and expenses..............   63,019    71,991   76,782
                                                   --------  -------- --------
      Total benefits and expenses.................  332,337   343,142  328,732
                                                   --------  -------- --------
Income from continuing operations before income
 tax expense......................................   69,202    51,675   38,194
Income tax expense (Note 7).......................   23,119    15,876    2,353
                                                   --------  -------- --------
Income from continuing operations.................   46,083    35,799   35,841
Discontinued operations (Note 13):
  Earnings (loss) from discontinued operations,
   net of income tax benefit of $994,000 in 1999
   and expense of $929,000 in 1998 and $179,000 in
   1997...........................................   (2,012)    2,527      348
                                                   --------  -------- --------
Income (loss) from discontinued operations........   (2,012)    2,527      348
                                                   --------  -------- --------
      Net income.................................. $ 44,071  $ 38,326 $ 36,189
                                                   ========  ======== ========

                            See accompanying notes.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                     Year ended December 31
                                                     -------------------------
                                                      1999     1998     1997
                                                     -------  -------  -------
                                                         (In Thousands)
Net income.......................................... $44,071  $38,326  $36,189
Other comprehensive income (loss):
  Unrealized holding gains (losses) arising during
   period........................................... (76,822)   2,597   25,009
  Less realized gains included in net income........  12,473    6,760    1,868
                                                     -------  -------  -------
    Net unrealized gains (losses)................... (89,295)  (4,163)  23,141
Effect on deferred policy acquisition costs.........  22,362   (1,483)  (7,189)
Effect on unearned revenue reserve..................  (1,370)      55      474
Related deferred income taxes.......................  15,906    1,957   (5,748)
                                                     -------  -------  -------
Other comprehensive income (loss)................... (52,397)  (3,634)  10,678
                                                     -------  -------  -------
    Comprehensive income (loss)..................... $(8,326) $34,692  $46,867
                                                     =======  =======  =======


                            See accompanying notes.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                      Year ended December 31
                                                    ----------------------------
                                                      1999      1998      1997
                                                    --------  --------  --------
                                                          (In Thousands)
Common stock:
  Balance at beginning and end of year............. $ 12,000  $ 12,000  $ 12,000
Paid-in capital:
  Balance at beginning and end of year.............   40,106    40,106    40,106
Accumulated other comprehensive income (loss):
  Balance at beginning of year.....................   10,730    14,364     3,686
    Net change in net unrealized gains (losses)....  (52,397)   (3,634)   10,678
                                                    --------  --------  --------
  Balance at end of year...........................  (41,667)   10,730    14,364
Retained earnings:
  Balance at beginning of year.....................  355,590   317,264   281,075
    Net income.....................................   44,071    38,326    36,189
                                                    --------  --------  --------
  Balance at end of year...........................  399,661   355,590   317,264
                                                    --------  --------  --------
Total stockholder's equity......................... $410,100  $418,426  $383,734
                                                    ========  ========  ========


                            See accompanying notes.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                   Year ended December 31
                                                -------------------------------
                                                  1999       1998       1997
                                                ---------  ---------  ---------
                                                       (In Thousands)
Operating activities
Net income....................................  $  44,071  $  38,326  $  36,189
Adjustments to reconcile net income to net
 cash provided by operating activities:
 Deferred income tax expense (benefit)........     13,192        363     (8,416)
 Realized gains, net..........................     (8,458)   (10,556)    (5,121)
 Premium amortization (discount accretion),
  net.........................................        193     (1,618)      (975)
 Policy loans lapsed in lieu of surrender
  benefits....................................      2,858      3,740      1,021
 Depreciation.................................      2,469      2,524      3,778
 Amortization.................................        782        782        782
 Changes in assets and liabilities:
   (Increase) decrease in accrued investment
    income....................................     (1,976)       442         19
   Increase in receivables and reinsurance
    recoverables (net of $505,000 realized
    loss in 1999).............................    (20,834)   (24,876)   (15,425)
   Policy acquisition costs deferred..........    (25,451)   (22,484)   (28,449)
   Policy acquisition costs amortized.........     25,781     33,755     27,220
   Increase (decrease) in income taxes
    payable...................................     (1,814)       142     (2,187)
   Increase in accrued policy benefits, claim
    reserves, unearned revenues and
    policyholder funds........................     41,215     19,189     30,777
   Interest credited to policyholder accounts.     80,499     77,358     79,312
   (Increase) decrease in other assets and
    other liabilities, net....................    (18,030)     2,344      7,269
 Other, net...................................        391         19       (433)
                                                ---------  ---------  ---------
Net cash provided by operating activities.....    134,888    119,450    125,361
Investing activities
Purchases of investments:
 Securities available-for-sale:
   Fixed maturities...........................   (558,982)  (603,142)  (464,419)
   Equity securities..........................    (48,088)   (12,969)   (31,625)
 Mortgage and policy loans....................   (172,625)  (310,127)  (237,990)
 Other........................................    (19,572)   (41,118)        --
Sales, calls or maturities of investments:
 Maturities and calls of securities
  available-for-sale:
   Fixed maturities...........................    225,728    305,013    167,000
 Sales of securities available-for-sale:
   Fixed maturities...........................    312,069    360,296    284,124
   Equity securities..........................     44,158     22,632     14,379
 Mortgage and policy loans....................    169,498    277,325     98,554
 Real estate..................................         --         --      5,854
Purchase of property, equipment and software..     (1,331)    (1,805)    (1,949)
Net (increase) decrease in short-term
 investments..................................      3,303     (3,623)    (1,456)
Distributions from unconsolidated related
 parties......................................     30,793      1,466      1,514
                                                ---------  ---------  ---------
Net cash used in investing activities.........    (15,049)    (6,052)  (166,014)
Financing activities
Deposits from interest sensitive and
 investment-type contracts....................    290,119    245,620    323,487
Withdrawals from interest sensitive and
 investment-type contracts....................   (347,673)  (375,459)  (295,633)
Net proceeds from reverse repurchase
 borrowing....................................    143,200     30,189     40,925
Retirement of reverse repurchase borrowing....   (144,989)   (20,863)   (20,062)
Net proceeds from other borrowing.............      6,615         --         --
                                                ---------  ---------  ---------
Net cash provided by (used in) financing
 activities...................................    (52,728)  (120,513)    48,717
                                                ---------  ---------  ---------
Net increase (decrease) in cash...............     67,111     (7,115)     8,064
Cash at beginning of year.....................     30,567     37,682     29,618
                                                ---------  ---------  ---------
Cash at end of year...........................  $  97,678  $  30,567  $  37,682
                                                =========  =========  =========
Supplemental disclosures of cash flow
 information
For purposes of the statements of cash flows,
 Business Men's Assurance Company of America
 considers only cash on hand and demand
 deposits to be cash equivalents
Cash paid during the year for:
 Income taxes.................................  $  10,747  $  16,300  $  13,135
                                                =========  =========  =========
 Interest paid on reverse repurchase and
  other borrowings............................  $   1,884  $     299  $     369
                                                =========  =========  =========
Supplemental schedule of noncash investing and
 financing activities
Real estate acquired through foreclosure......  $      --  $      --  $   1,236
                                                =========  =========  =========

                            See accompanying notes.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                               December 31, 1999

1. Summary of Significant Accounting Policies

 Organization

   Business Men's Assurance Company of America (the Company) is a Missouri-domiciled life insurance company licensed to sell insurance products in 49 states and the District of Columbia. The Company offers a diversified portfolio of individual and group insurance and investment products both directly, primarily distributed through general agencies, and through reinsurance assumptions. Assicurazioni Generali S.p.A. (Generali), an Italian insurer, is the ultimate parent company.

 Principles of Consolidation and Basis of Presentation

   The accompanying consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation.

 Use of Estimates

   The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

 Investments

   The Company's entire investment portfolio is designated as available-for-sale. Changes in fair values of available-for-sale securities, after adjustment of deferred policy acquisition costs (DPAC) unearned revenue reserve (URR) and related deferred income taxes, are reported as unrealized gains or losses directly in accumulated other comprehensive income (loss). The DPAC and URR offsets to the unrealized gains or losses represents valuation adjustments or reinstatements of DPAC and URR that would have been required as a charge or credit to operations had such unrealized amounts been realized.

   The amortized cost of fixed maturity investments classified as available-for-sale is adjusted for amortization of premiums and accretion of discounts. That amortization or accretion is included in net investment income.

   Mortgage loans and mortgage-backed securities are carried at unpaid balances adjusted for accrual of discount and allowances for other than temporary decline in value. Policy loans are carried at unpaid balances.

   Real estate is stated at the lower of cost or fair value. At December 31, 1999 and 1998, no real estate was owned. Profit is recognized on real estate sales when down payment, continuing investment and transfer of risk criteria have been satisfied. Property, equipment and software and the home office building are generally valued at cost, including development costs, less allowances for depreciation and other than temporary declines in value.

   Property, equipment and software are being depreciated over the estimated useful lives of the assets, principally on a straight-line basis. Depreciation rates on these assets are set forth in Note 6.

   Realized gains and losses on sales of investments and declines in value considered to be other than temporary are recognized in net income on the specific identification basis.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


 Impairment of Loans

   The Financial Accounting Standards Board's (FASB) Statement of Financial Accounting Standards (SFAS) No. 114, "Accounting by Creditors for Impairment of a Loan," and SFAS No. 118, "Accounting by Creditors for Impairment of a Loan--Income Recognition and Disclosures," require that an impaired mortgage loan's fair value be measured based on the present value of future cash flows discounted at the loan's effective interest rate, at the loan's observable market price or at the fair value of the collateral if the loan is collateral dependent. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as an allowance for mortgage loan losses. The change in the allowance for mortgage loan losses is reported with realized gains or losses on investments. Interest income on impaired loans is recognized on a cash basis.

 Deferred Policy Acquisition Costs

   Certain commissions, expenses of the policy issue and underwriting departments and other variable policy issue expenses have been deferred. For limited payment and other traditional life insurance policies, these deferred acquisition costs are being amortized over a period of not more than 25 years in proportion to the ratio of the expected annual premium revenue to the expected total premium revenue. Expected premium revenue was estimated with the same assumptions used for computing liabilities for future policy benefits for these policies.

   For universal life-type insurance and investment-type products, the deferred policy acquisition costs are amortized over a period of not more than 25 years in relation to the present value of estimated gross profits arising from estimates of mortality, interest, expense and surrender experience. The estimates of expected gross profits are evaluated regularly and are revised if actual experience or other evidence indicates that revision is appropriate. Upon revision, total amortization recorded to date is adjusted by a charge or credit to current earnings.

   Deferred policy acquisition costs are evaluated to determine that the unamortized portion of such costs does not exceed recoverable amounts after considering anticipated investment income.

 Recognition of Insurance Revenue and Related Expenses

   For limited payment and other traditional life insurance policies, premium income is reported as earned when due, with past-due premiums being reserved. Profits are recognized over the life of these contracts by associating benefits and expenses with insurance in force for limited payment policies and with earned premiums for other traditional life policies. This association is accomplished by a provision for liability for future policy benefits and the amortization of policy acquisition costs. Accident and health premium revenue is recognized on a pro rata basis over the terms of the policies.

   For universal life and investment-type policies, contract charges for mortality, surrender and expense, other than front-end expense charges, are reported as other insurance considerations revenue when charged to policyholders' accounts. Expenses consist primarily of benefit payments in excess of policyholder account values and interest credited to policyholder accounts. Profits are recognized over the life of universal life-type contracts through the amortization of policy acquisition costs and deferred front-end expense charges with estimated gross profits from mortality, interest, surrender and expense.

 Policy Liabilities and Contract Values

   The liability for future policy benefits for limited payment and other traditional life insurance contracts has been computed primarily by a net level premium reserve method based on estimates of future investment yield, mortality and withdrawals made at the time gross premiums were calculated. Assumptions used in computing

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)

future policy benefits are as follows: interest rates range from 3.25% to 8.50%, depending on the year of issue; withdrawal rates for individual life policies issued in 1966 and after are based on Company experience, and policies issued prior to 1966 are based on industry tables; and mortality rates are based on mortality tables that consider Company experience. The liability for future policy benefits is graded to reserves stipulated by the policy over a period of 20 to 25 years or the end of the premium paying period, if less.

   For universal life and investment-type contracts, the account value before deduction of any surrender charges is held as the policy liability. An additional liability is established for deferred front-end expense charges on universal life-type policies. These expense charges are recognized in income as insurance considerations using the same assumptions as are used to amortize deferred policy acquisition costs.

   Claims and benefits payable for reported disability income claims have been computed as the present value of expected future benefit payments based on estimates of future investment yields and claim termination rates. The amount of benefits payable included in the future policy benefit reserves and policy and contract claims for December 31, 1999 and 1998 was $32,791,000 and $30,262,000, respectively. Interest rates used in the calculation of future investment yields vary based on the year the claim was incurred and range from 3% to 8.75%. Claim termination rates are based on industry tables.

   Other accident and health claims and benefits payable for reported claims and incurred but not reported claims are estimated using prior experience. The methods of calculating such estimates and establishing the related liabilities are periodically reviewed and updated. Any adjustments needed as a result of periodic reviews are reflected in current operations.

 Federal Income Taxes

   Deferred federal income taxes have been provided in the consolidated financial statements to recognize temporary differences between the financial reporting and tax bases of assets and liabilities measured using enacted tax rates and laws (see Note 7). Temporary differences are principally related to deferred policy acquisition costs, the provision for future policy benefits, accrual of discounts on investments, accrued expenses, accelerated depreciation and unrealized investment gains and losses.

 Separate Accounts

   These accounts arise from four lines of business--variable annuities, variable universal life, variable 401(k) and MBIA insured guaranteed investment contracts (GICs). The separate account assets are legally segregated and are not subject to the claims which may arise from any other business of the Company.

   The assets and liabilities of the variable lines of business are reported at fair value since the underlying investment risks are assumed by the policyowners. Investment income and gains or losses arising from the variable line of business accrue directly to the policyowners and are, therefore, not included in investment earnings in the accompanying consolidated statements of operations. Revenues to the Company from variable products consist primarily of contract maintenance charges and administration fees. Separate account assets and liabilities for the variable lines of business totaled $6,297,000 on December 31, 1999 and $3,409,000 on December 31, 1998.

   The assets of the MBIA GIC line of business are maintained at an amount equal to the related liabilities. These assets related to the MBIA GIC line of business include securities available-for-sale reported at fair value and mortgage loans carried at unpaid balances. Changes in fair values of available-for-sale securities, net of deferred income taxes, are reported as unrealized gains or losses directly in accumulated other comprehensive income
(loss).

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   The liabilities are reported at the original deposit amount plus accrued interest guaranteed to the contractholders. Investment income and gains or losses arising from MBIA GIC investments are included in investment income in the accompanying consolidated statements of operations. The guaranteed interest payable is included in the increase in policy liabilities in the accompanying consolidated statements of operations. Separate account assets and liabilities for the MBIA GIC line of business totaled $408,780,000 on December 31, 1999 and $296,957,000 on December 31, 1998.

 Intangible Assets

   At December 31, 1999, goodwill of $10,759,000 (1998--$11,541,000), net of accumulated amortization of $4,889,000 (1998--$4,107,000) resulting from the acquisition of a subsidiary, is included in other assets. Goodwill is being amortized over a period of 20 years on a straight-line basis, and amortization amounted to $782,000 for each of the years ended December 31, 1999, 1998 and 1997.

 Fair Values of Financial Instruments

   SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The following represents the carrying amount and fair value of significant assets and liabilities at December 31, 1999 and 1998:

                                       December 31, 1999     December 31, 1998
                                     --------------------- ---------------------
                                      Carrying              Carrying
                                       Amount   Fair Value   Amount   Fair Value
                                     ---------- ---------- ---------- ----------
                                                   (In Thousands)
Fixed maturities (Note 3)..........  $1,231,419 $1,231,419 $1,277,121 $1,277,121
Equity securities (Note 3).........      43,204     43,204     40,373     40,373
Mortgage loans on real estate......     875,882    852,238    875,117    934,712
Policy loans.......................      57,935     53,844     59,780     55,579
Short-term investments.............       7,476      7,476     10,779     10,779
Cash...............................      97,678     97,678     30,567     30,567
Reinsurance recoverables:
  Paid benefits....................       2,441      2,441      6,549      6,549
  Benefits and claim reserves
   ceded...........................     111,515    111,515     95,476     95,476
Assets held in separate accounts...     415,077    406,474    300,366    302,549
Investment-type insurance contracts
 (Note 4)..........................   1,603,965  1,559,623  1,456,634  1,453,909

   The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and short-term investments: The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


     Investment securities: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

     Off-balance-sheet instruments: The fair value for outstanding loan commitments approximates the amount committed, as all loan commitments were made within the last 60 days of the year.

     Mortgage loans on real estate and policy loans: The fair value for mortgage loans on real estate and policy loans is estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying amount of accrued interest approximates its fair value.

     Reinsurance recoverables: The carrying values of reinsurance recoverables approximate their fair values.

     Liabilities for flexible and single premium deferred annuities: The cash surrender value of flexible and single premium deferred annuities approximates their fair value.

     Liabilities for guaranteed investment contracts: The fair value for the Company's liabilities under guaranteed investment contracts is estimated using discounted cash flow analyses, using interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

 Financial Instruments with Off-Balance-Sheet Risk

   In the normal course of business, the Company becomes a party to various financial transactions to reduce its exposure to fluctuations in interest rates. The Company has entered into interest rate swap contracts for the purpose of converting either the variable interest rate characteristics of certain investments to fixed rates or from fixed rates to variable rates. The purpose of these swaps is to better match the invested assets of the Company with the related insurance liabilities (guaranteed investment contracts) that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income as incurred. The notional amount of these contracts was $40,000,000 at December 31, 1999 and 1998.

 Postretirement Benefits

   The projected future cost of providing postretirement benefits, such as health care and life insurance, is recognized as an expense as employees render service. See Note 8 for further disclosures with respect to postretirement benefits other than pensions.

 Comprehensive Income (Loss)

   Unrealized gains and losses on our available-for-sale securities are included in other comprehensive income (loss) in stockholder's equity. Other comprehensive income (loss) excludes net investment gains (losses) included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts, which have been measured through the beginning of the year, are net of income taxes and adjustments to deferred policy acquisition costs, value of insurance in force acquired and unearned revenue reserve.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


 Reclassifications

   Certain amounts for 1998 and 1997 have been reclassified to conform to the current year presentation.

2. Dividend Limitations

   Missouri has legislation that requires prior reporting of all dividends to the Director of Insurance. The Company, as a regulated life insurance company, may pay a dividend from unassigned surplus without the approval of the Missouri Department of Insurance if the aggregate of all dividends paid during the preceding 12-month period does not exceed the greater of 10% of statutory stockholder's equity at the end of the preceding calendar year or the statutory net gain from operations for the preceding calendar year. A portion of the statutory equity of the Company that is available for dividends would be subject to additional federal income taxes should distribution be made from "policyholders' surplus" (see Note 7).

   As of December 31, 1999 and 1998, the Company's statutory stockholder's equity was $250,774,000 and $226,345,000, respectively. Statutory net gain from operations before realized capital gains and net income for each of the three years in the period ended December 31, 1999 were as follows:

                                                        Year ended December 31
                                                        -----------------------
                                                         1999    1998    1997
                                                        ------- ------- -------
                                                            (In Thousands)
      Net gain from operations before realized capital
       gains..........................................  $29,369 $36,305 $18,545
      Net income......................................   32,915  44,692  14,540

3. Investment Operations

   The Company's investments in securities available-for-sale are summarized as follows:

                                                 December 31, 1999
                                    -------------------------------------------
                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized
                                       Cost      Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
                                                  (In Thousands)
Fixed maturities:
  Bonds:
    U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies..... $   74,125   $   --    $ (4,591) $   69,534
    Obligations of states and
     political subdivisions........      8,165       --        (121)      8,044
    Debt securities issued by
     foreign governments...........      3,560       29        (133)      3,456
    Corporate securities...........    417,899      593     (14,941)    403,551
    Mortgage-backed securities.....    761,504      356     (33,191)    728,669
    Redeemable preferred stocks....     19,666       --      (1,501)     18,165
                                    ----------   ------    --------  ----------
Total fixed maturities.............  1,284,919      978     (54,478)  1,231,419
Equity securities..................     45,102    2,221      (4,119)     43,204
                                    ----------   ------    --------  ----------
                                    $1,330,021   $3,199    $(58,597) $1,274,623
                                    ==========   ======    ========  ==========

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


                                                 December 31, 1998
                                    -------------------------------------------
                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized
                                       Cost      Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
                                                  (In Thousands)
Fixed maturities:
  Bonds:
    U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies..... $   83,444  $ 1,848    $  (159)  $   85,133
    Obligations of states and
     political subdivisions........     27,093    2,160         --       29,253
    Debt securities issued by
     foreign governments...........      4,416       82       (24)        4,474
    Corporate securities...........    411,490   12,676     (2,877)     421,289
    Mortgage-backed securities.....    712,853    9,028     (3,833)     718,048
    Redeemable preferred stocks....     18,409      524         (9)      18,924
                                    ----------  -------    -------   ----------
Total fixed securities.............  1,257,705   26,318     (6,902)   1,277,121
Equity securities..................     36,214    5,981     (1,822)      40,373
                                    ----------  -------    -------   ----------
                                    $1,293,919  $32,299    $(8,724)  $1,317,494
                                    ==========  =======    =======   ==========

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities have not been set forth in the following table, as such securities are not due at a single maturity date:

                                                          Amortized
                                                             Cost    Fair Value
                                                          ---------- ----------
                                                             (In Thousands)
      Due in one year or less............................ $   15,545 $   15,573
      Due after one year through five years..............    224,803    219,427
      Due after five years through 10 years..............    175,009    166,123
      Due after 10 years.................................    108,058    101,627
                                                          ---------- ----------
                                                             523,415    502,750
      Mortgage-backed securities.........................    761,504    728,669
                                                          ---------- ----------
      Total fixed maturity securities.................... $1,284,919 $1,231,419
                                                          ========== ==========

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   The majority of the Company's mortgage loan portfolio is secured by real estate. The following table presents information about the location of the real estate that secures mortgage loans in the Company's portfolio:

                                                                Carrying Amount
                                                               as of December 31
                                                               -----------------
                                                                 1999     1998
                                                               -------- --------
                                                                (In Thousands)
      State:
        Missouri.............................................. $ 74,922 $ 62,462
        California............................................   67,674   69,913
        Arizona...............................................   66,812   65,135
        Texas.................................................   62,166   59,900
        Florida...............................................   50,246   49,789
        Utah..................................................   48,450   44,110
        Oklahoma..............................................   39,410   38,394
        Washington............................................   33,674   38,136
        Kansas................................................   32,485   38,509
        Other.................................................  400,043  408,769
                                                               -------- --------
                                                               $875,882 $875,117
                                                               ======== ========

   The following table lists the Company's investment in impaired mortgage loans and related allowance for credit losses at December 31. The table also includes the average recorded investment in impaired loans and interest income on impaired loans:

                                                               1999 1998  1997
                                                               ---- ---- ------
                                                                (In Thousands)
      Impaired mortgage loans................................  $--  $ -- $1,069
      Allowance for credit losses............................   --    --    244
                                                               ---  ---- ------
      Net recorded investment in impaired loans..............  $--  $ -- $  825
                                                               ===  ==== ======
      Average recorded investment in impaired loans..........  $--  $413 $1,325
                                                               ===  ==== ======
      Interest income on impaired loans......................  $--  $ -- $   57
                                                               ===  ==== ======

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   Bonds, mortgage loans, preferred stocks and common stocks approximating $3,840,000 and $4,900,000 were on deposit with regulatory authorities at December 31, 1999 and 1998, respectively.

   Set forth below is a summary of consolidated net investment income for the years ended December 31:

                                                       Year ended December 31
                                                     --------------------------
                                                       1999     1998     1997
                                                     -------- -------- --------
                                                           (In Thousands)
      Fixed maturities:
        Bonds....................................... $102,990 $ 94,975 $ 92,741
        Redeemable preferred stocks.................    1,917    1,603    1,309
      Equity securities:
        Common stocks...............................      957      702      793
        Nonredeemable preferred stocks..............       43      237      541
      Mortgage loans on real estate.................   78,462   75,768   66,053
      Real estate...................................       11       18      612
      Policy loans..................................    3,486    3,667    3,906
      Short-term investments........................    3,115    4,334    2,955
      Other.........................................    2,898    2,685    1,223
                                                     -------- -------- --------
                                                      193,879  183,989  170,133
      Less:
        Net investment income from discontinued
         operations.................................    5,681    5,443    5,480
        Investment expenses.........................    2,677    2,461    2,175
                                                     -------- -------- --------
      Net investment income from continuing
       operations................................... $185,521 $176,085 $162,478
                                                     ======== ======== ========

   Realized gains (losses) on securities disposed of during 1999, 1998 and 1997 consisted of the following:

                                                    Year ended December 31
                                                    -------------------------
                                                     1999     1998     1997
                                                    -------  -------  -------
                                                        (In Thousands)
      Fixed maturity securities:
        Gross realized gains....................... $ 6,615  $ 5,149  $10,499
        Gross realized losses......................  (1,636)  (1,420)  (4,690)
      Equity securities:
        Gross realized gains.......................   6,299    7,395    3,204
        Gross realized losses......................    (744)  (1,636)    (777)
      Other investments............................  (2,076)   1,068   (3,115)
                                                    -------  -------  -------
      Net realized gains........................... $ 8,458  $10,556  $ 5,121
                                                    =======  =======  =======

   Sales of investments in securities in 1999, 1998 and 1997, excluding maturities and calls, resulted in gross realized gains of $12,338,000, $10,980,000 and $8,362,000 and gross realized losses of $2,318,000, $2,304,500 and $1,017,000, respectively.

   There were no nonincome producing investments at December 31, 1999 and 1998.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   The Company began investing in the Cypress Tree Investment Fund LLC during 1998. At December 31, 1999 and 1998, the Company has invested $18 million and $40 million, respectively, in the partnership, which primarily invests in senior secured loans. The Company's portion of the investment is approximately 16% and 43% of the total fund value at December 31, 1999 and 1998, respectively, and has been recorded under the guidelines of equity accounting. This investment is classified in other investments on the balance sheets, with unrealized gains and losses being reflected in accumulated other comprehensive income (loss).

4. Investment Contracts

   The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts (included with future policy benefits, contract account balances and separate accounts in the balance sheets) at December 31 are as follows:

                                                    December 31
                                    -------------------------------------------
                                            1999                  1998
                                    --------------------- ---------------------
                                     Carrying              Carrying
                                      Amount   Fair Value   Amount   Fair Value
                                    ---------- ---------- ---------- ----------
                                                  (In Thousands)
      Guaranteed investment
       contracts................... $  645,619 $  629,240 $  640,137 $  651,809
      Flexible and single premium
       deferred annuities..........    543,269    523,519    516,131    495,873
      Separate accounts............    415,077    406,864    300,366    306,227
                                    ---------- ---------- ---------- ----------
      Total investment-type
       insurance contracts......... $1,603,965 $1,559,623 $1,456,634 $1,453,909
                                    ========== ========== ========== ==========

   Fair values of the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

5. Commitments and Contingencies

   The Company leases equipment and certain office facilities from others under operating leases through April 2004. Certain other equipment and facilities are rented monthly. Rental expense amounted to $781,000, $1,364,000 and $2,137,000 for the years ended December 31, 1999, 1998 and 1997, respectively. As of December 31, 1999, the minimum future payments under noncancelable operating leases for each of the next five years are as follows (in thousands):

            Year ending December 31
            -----------------------
               2000........................... $  773
               2001...........................    611
               2002...........................    362
               2003...........................    116
               2004...........................     10
                                               ------
                 Total........................ $1,872
                                               ======

   Total outstanding commitments to fund mortgage loans were $11,632,500 and $32,275,000 atDecember 31, 1999 and 1998, respectively.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   The increase in the number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in increased assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 1999 and 1998, the Company accrued $350,000 and $541,000, respectively, for guaranty fund assessments. Expenses incurred for guaranty fund assessments were $333,000, $417,000 and $445,000 in 1999, 1998 and 1997, respectively.

   The Company and its subsidiaries are parties to certain claims and legal actions arising during the ordinary course of business. In the opinion of management, these matters will not have a materially adverse effect on the operations or financial position of the Company.

6. Property, Equipment and Software

   A summary of property, equipment and software and their respective depreciation rates is as follows:

                                                               December 31
                                                 Rate of    ------------------
                                               Depreciation   1999      1998
                                               ------------ --------  --------
                                                       (In Thousands)
      Home office building, including land
       with a cost of $425,000...............       2%      $ 23,218  $ 23,158
      Other real estate not held-for-sale or
       rental................................       4%           208       820
      Less accumulated depreciation..........                (13,667)  (13,097)
                                                            --------  --------
                                                               9,759    10,881
      Equipment and software.................     5%-33%      20,785    21,701
      Less accumulated depreciation..........                (15,746)  (16,306)
                                                            --------  --------
                                                               5,039     5,395
                                                            --------  --------
      Total property, equipment and software.               $ 14,798  $ 16,276
                                                            ========  ========

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


7. Federal Income Taxes

   The Company and its subsidiaries file a consolidated federal tax return. Under a written agreement approved by the Board of Directors, the Company collects from, or refunds to, the subsidiaries the amount of taxes or benefits determined as if the Company and the subsidiaries filed separate returns.

   The components of the provision for income taxes and the temporary differences generating deferred income taxes are as follows:

                                                     Year ended December 31
                                                    --------------------------
                                                     1999     1998      1997
                                                    -------  -------  --------
                                                         (In Thousands)
      Current...................................... $ 8,933  $16,442  $ 10,948
      Deferred:
        Deferred policy acquisition costs..........    (204)  (3,385)      143
        Future policy benefits.....................   9,501    6,620     3,783
        Accrual of discount........................     438      560       197
        Tax on realized gains greater than book....    (780)  (1,610)      571
        Recognition of tax effect previously
         deferred on sale of affiliate stock in
         prior period..............................      --   (1,311)  (11,169)
        Employee benefit plans.....................   3,002   (2,014)   (2,206)
        Prior year taxes...........................   1,698    1,018        --
        Other, net.................................    (463)     485       265
                                                    -------  -------  --------
                                                     13,192      363    (8,416)
                                                    -------  -------  --------
      Total income tax expense.....................  22,125   16,805     2,532
      Less income tax expense (benefit) from
       discontinued operations.....................    (994)     929       179
                                                    -------  -------  --------
      Total income tax expense from continuing
       operations.................................. $23,119  $15,876  $  2,353
                                                    =======  =======  ========

   At December 31, 1999, the Company recorded an $8,000,000 valuation allowance against deferred tax assets resulting from cumulative unrealized losses on available-for-sale securities. The Company did not record any valuation allowances against deferred tax assets at December 31, 1998 or 1997.

   Total income taxes vary from the amounts computed by applying the federal income tax rate of 35% to income before income tax expense for the following reasons:

                                                      Year ended December 31
                                                     --------------------------
                                                      1999     1998      1997
                                                     -------  -------  --------
                                                          (In Thousands)
      Application of statutory rate to income
       before taxes on income......................  $23,168  $19,296  $ 13,552
      Tax-exempt municipal bond interest and
       dividends received deductions...............     (171)    (287)     (361)
      Recognition of tax effect previously deferred
       on sale of affiliate stock in a prior
       period......................................       --   (1,311)  (11,169)
      Other........................................     (872)    (893)      510
                                                     -------  -------  --------
                                                     $22,125  $16,805  $  2,532
                                                     =======  =======  ========

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   The significant components comprising the Company's deferred income tax assets and liabilities as of December 31, 1999 and 1998 are as follows:

                                                                  December 31
                                                                ---------------
                                                                 1999    1998
                                                                ------- -------
                                                                (In Thousands)
      Deferred income tax liabilities:
        Deferred policy acquisition costs...................... $26,142 $26,340
        Unrealized investment gains............................      --   5,778
        Other..................................................   9,754   9,860
                                                                ------- -------
      Total deferred income tax liability......................  35,896  41,978
      Deferred income tax assets:
        Reserve for future policy benefits.....................   6,142  15,093
        Unrealized investment losses, net of valuation
         allowance of $8,000 in 1999...........................  10,128      --
        Accrued expenses.......................................   6,642  10,969
        Other..................................................   5,048   5,266
                                                                ------- -------
      Total deferred income tax assets.........................  27,960  31,328
                                                                ------- -------
      Net deferred income tax liability........................ $ 7,936 $10,650
                                                                ======= =======

   Certain amounts that were not currently taxed under pre-1984 tax law were credited to a "policyholders' surplus" account. This account is frozen under the 1984 Tax Act and is taxable only when distributed to stockholders at which time it is taxed at regular corporate rates. The policyholders' surplus of the Company approximates $87,000,000. The Company has no present plan for distributing the amount in policyholders' surplus. Consequently, no provision has been made in the consolidated financial statements for the taxes thereon. However, if such taxes were assessed, the amount of taxes payable would be approximately $30,000,000.

   Earnings taxed on a current basis are accumulated in a "shareholder's surplus" account and can be distributed to the shareholder without tax. The shareholder's surplus amounted to approximately $297,000,000 at December 31, 1999.

8. Benefit Plans

 Trusteed Employee Retirement Plan

   The Company has a trusteed employee retirement plan for the benefit of salaried employees who have reached age 21 and who have completed one year of service. The plan, which is administered by an Employees' Retirement Committee consisting of at least three officers appointed by the Board of Directors of the Company, provides for normal retirement at age 65 or earlier retirement based on minimum age and service requirements. Retirement may be deferred to age 70. Upon retirement, the retirees receive monthly benefit payments from the plan's BMA group pension investment contract. During 1999, approximately $3.4 million of annual benefits were covered by a group pension investment contract issued by the Company. Assets of the plan, primarily equities, are held by three trustees appointed by the Board of Directors.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   The following table sets forth the plan's funded status at December 31:

                                                               December 31
                                                            ------------------
                                                              1999      1998
                                                            --------  --------
                                                             (In Thousands)
      Change in benefit obligations:
        Benefit obligation at beginning of year............ $ 66,944  $ 62,683
        Service cost.......................................    1,835     1,873
        Interest cost......................................    4,556     4,557
        Plan participants' contributions...................       --         1
        Actuarial (gains) losses...........................   (5,626)    1,249
        Benefits paid......................................   (3,313)   (3,419)
                                                            --------  --------
      Benefit obligation at end of year....................   64,396    66,944
      Change in plan assets:
        Fair value of plan assets at beginning of year.....   95,175    85,605
        Actual return on plan assets.......................   18,537    12,988
        Plan participant's contributions...................       --         1
        Benefits paid......................................   (3,313)   (3,419)
                                                            --------  --------
      Fair value of plan assets at end of year.............  110,399    95,175
                                                            --------  --------
      Funded status of the plan............................   46,003    28,231
      Unrecognized net actuarial loss......................  (41,634)  (26,877)
      Unrecognized prior service cost......................      650     1,342
      Unrecognized net asset at January 1, 1987 being
       recognized over 15 years............................     (589)     (883)
      Adjustment to recognized minimum liability...........       --        (2)
                                                            --------  --------
      Prepaid pension cost................................. $  4,430  $  1,811
                                                            ========  ========

   The additional minimum pension liability noted above results from the pension plan for the Company's subsidiary, BMA Financial Services, Inc. Net pension cost included the following components:

                                                    Year ended December 31
                                                   --------------------------
                                                     1999     1998     1997
                                                   --------  -------  -------
                                                        (In Thousands)
      Service cost--benefits earned during the
       period..................................... $  1,835  $ 1,873  $ 1,767
      Interest cost on projected benefit
       obligation.................................    4,556    4,557    4,374
      Actual return on plan assets................  (18,537) (12,988) (10,316)
      Net amortization and deferral...............    9,529    5,005    2,812
                                                   --------  -------  -------
      Net pension benefit......................... $ (2,617) $(1,553) $(1,363)
                                                   ========  =======  =======

   In determining the actuarial present value of the projected benefit obligation, the weighted-average discount rate utilized was 7.75% for 1999, 7% for 1998 and 7.5% for 1997. The rate of increase in future compensation levels used for 1999 was 7.5% for employees at the younger attained ages grading to 3.5% for older employees, the rate was 7% grading to 3% for 1998 and 5% for 1997. The expected long-term rate of return on assets was 8% in 1999, 1998 and 1997.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


 Supplemental Retirement Programs and Deferred Compensation Plan

   The Company has supplemental retirement programs for senior executive officers and for group sales managers and group sales persons who are participants in the trusteed retirement plan. These programs are not qualified under Section 401(a) of the Internal Revenue Code and are not prefunded. Benefits are paid directly by the Company as they become due. Benefits are equal to an amount computed on the same basis as under the trusteed retirement plan (except incentive compensation is included and limitations under Sections 401 and 415 of the Internal Revenue Code are not considered) less the actual benefit payable under the trusteed plan.

   The Company also has a deferred compensation plan for the Company's managers that provides retirement benefits based on renewal premium income at retirement resulting from the sales unit developed by the manager. This program is not qualified under Section 401(a) of the Internal Revenue Code and is not prefunded. As of January 1, 1987, the plan was frozen with respect to new entrants. Currently, there are two managers who have not retired and will be entitled to future benefits under the program. The actuarial present value of benefits shown below includes these active managers, as well as all managers who have retired and are entitled to benefits under the program.

   The following table sets forth the combined supplemental retirement programs' and deferred compensation plan's funded status at:

                                                               December 31
                                                            ------------------
                                                              1999      1998
                                                            --------  --------
                                                             (In Thousands)
      Change in benefit obligations:
        Benefit obligation at beginning of year............ $ 12,512  $ 11,281
        Service cost.......................................      292       235
        Interest cost......................................      844       813
        Actuarial losses...................................      563     1,085
        Benefits paid......................................     (938)     (902)
                                                            --------  --------
      Benefit obligation at end of year....................   13,273    12,512
      Change in plan assets:
        Fair value of plan assets at beginning and end of
         year..............................................       --        --
                                                            --------  --------
      Funded status of the plan (underfunded)..............  (13,273)  (12,512)
      Unrecognized net actuarial loss......................    3,460     3,164
      Unrecognized prior service cost......................      429       659
      Unrecognized net asset at January 1, 1987 being
       recognized over 15 years............................      260       389
      Adjustment to recognized minimum liability...........   (2,212)   (2,789)
                                                            --------  --------
      Accrued pension cost.................................  (11,336)  (11,089)
      Accrued benefit liability............................   10,648    10,041
      Intangible asset.....................................      688     1,048
                                                            --------  --------
      Net amount recognized................................ $     --  $     --
                                                            ========  ========

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   Net pension cost included the following components:

                                                           Year ended December
                                                                    31
                                                           --------------------
                                                            1999   1998   1997
                                                           ------ ------ ------
                                                              (In Thousands)
      Service cost--benefits earned during the period..... $  292 $  235 $  190
      Interest cost on projected benefit obligation.......    844    813    783
      Net amortization and deferral.......................    626    541    469
                                                           ------ ------ ------
      Net pension cost.................................... $1,762 $1,589 $1,442
                                                           ====== ====== ======

   In determining the actuarial present value of the projected benefit obligation, the weighted-average discount rate utilized was 7.75% for 1999, 7% for 1998 and 7.5% for 1997. The rate of increase in future compensation levels used was 5.25% for 1999, 4.5% for 1998 and 5% for 1997.

 Savings and Investment Plans

   The Company has savings and investment plans qualifying under Section 401(k) of the Internal Revenue Code. Employees and sales representatives are eligible to participate after one year of service. Participant contributions are invested by the trustees for the plans at the direction of the participant in any one or more of four investment funds. The Company makes matching contributions in varying amounts. The Company's matching contributions amounted to $1,086,000 in 1999, $1,153,000 in 1998 and $1,099,000 in 1997.
Participants are fully vested in the Company match after five years of service.

   The Company has a field force retirement plan for the benefit of agents and managers. The plan is a defined contribution plan with contributions made entirely by the Company. Each agent or manager under a standard contract with one year of service with the Company is eligible to participate. The Company makes an annual contribution for each participant equal to 3% of eligible earnings up to the Social Security wage base and 6% of eligible earnings which are in excess of the Social Security wage base. Each participant is fully vested in his retirement account after five years of service. Assets of the plan are deposited in a retirement trust fund and maintained by the plan trustees who are appointed by the Company. The Company incurred no costs related to this plan in 1999, $33,000 in 1998 and $230,000 in 1997.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


 Defined Benefit Health Care Plan

   In addition to the Company's other benefit plans, the Company sponsors an unfunded defined benefit health care plan that provides postretirement medical benefits to full-time employees for whom the sum of the employee's age and years of service equals or exceeds 75, with a minimum age requirement of 50 and at least 10 years of service. The plan is contributory, with retiree contributions adjusted annually, and contains other cost-sharing features such as deductibles and coinsurance. The accounting for the plan anticipates a future cost-sharing arrangement with retirees that is consistent with the Company's past practices.

   The following table presents the plan's funded status:

                                                               December 31
                                                            ------------------
                                                              1999      1998
                                                            --------  --------
                                                             (In Thousands)
      Change in benefit obligations:
        Projected benefit obligation at beginning of year.  $ 11,401  $ 11,490
        Service cost......................................       112       108
        Interest cost.....................................       760       777
        Actuarial (gains) losses..........................       (73)      260
        Benefits paid.....................................    (1,545)   (1,234)
                                                            --------  --------
      Projected benefit obligation at end of year.........    10,655    11,401
      Change in plan assets:
        Fair value of plan assets at beginning and end of
         year.............................................        --        --
                                                            --------  --------
      Funded status of the plan (underfunded).............   (10,655)  (11,401)
      Unrecognized net actuarial loss.....................       455       529
      Unrecognized prior service cost.....................     1,921     2,215
      Unrecognized transition obligation..................     3,814     4,107
                                                            --------  --------
      Accrued pension cost................................    (4,465)   (4,550)
      Accrued benefit liability...........................     4,465     4,550
                                                            --------  --------
      Net amount recognized...............................  $     --  $     --
                                                            ========  ========

   Net periodic postretirement benefit cost includes the following components:

                                                            Year ended December
                                                                     31
                                                            --------------------
                                                             1999   1998   1997
                                                            ------ ------ ------
                                                               (In Thousands)
      Service cost........................................  $  112 $  108 $  122
      Interest cost.......................................     760    777    878
      Amortization of transition obligation over 20 years.     293    293    327
      Amortization of past service costs..................     294    295    407
                                                            ------ ------ ------
      Net periodic benefit cost...........................   1,459  1,473  1,734
      Plan curtailment adjustment.........................      --    770     --
                                                            ------ ------ ------
      Final periodic postretirement benefit cost..........  $1,459 $2,243 $1,734
                                                            ====== ====== ======

   The weighted-average annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) varies per year, equal to the maximum contractual increase of the Company's contribution. Because the Company's future contributions are contractually limited as discussed above, an increase in the health care cost trend rate has a minimal impact on expected benefit payments.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.75%, 7.00% and 7.25% at December 31, 1999, 1998 and 1997, respectively.

   As part of the 1998 net periodic postretirement benefit cost, a curtailment loss was recognized. The curtailment resulted from closing certain field locations in March 1998.

9. Reinsurance

   The Company actively solicits reinsurance from other companies. The Company also cedes portions of the insurance it writes as described in the next paragraph. The effect of reinsurance on premiums earned from continuing operations was as follows:

                                                   Year ended December 31
                                                 -----------------------------
                                                   1999       1998      1997
                                                 ---------  --------  --------
                                                       (In Thousands)
      Direct.................................... $ 144,224  $118,315  $118,192
      Assumed...................................   174,794   152,844   134,541
      Ceded.....................................   (78,023)  (73,466)  (54,613)
                                                 ---------  --------  --------
      Total net premium.........................   240,995   197,693   198,120
      Less net premium from discontinued
       operations...............................  (104,465)  (71,002)  (72,269)
                                                 ---------  --------  --------
      Total net premium from continuing
       operations............................... $ 136,530  $126,691  $125,851
                                                 =========  ========  ========

   The Company reinsures with other companies portions of the insurance it writes, thereby limiting its exposure on larger risks. Normal retentions without reinsurance are $750,000 on an individual life policy, $1,000,000 on individual life insurance assumed and $200,000 on an individual life insured under a single group life policy. As of December 31, 1999, the Company had ceded to other life insurance companies individual life insurance in force of approximately $33.1 billion and group life of approximately $1.2 billion.

   Benefits and reserves ceded to other insurers amounted to $73,536,000, $54,670,000 and $42,069,000 during the years ended December 31, 1999, 1998 and
1997, respectively. At December 31, 1999 and 1998, policy reserves ceded to other insurers were $89,362,000 and $77,460,000, respectively. Claim reserves ceded amounted to $22,153,000 and $18,016,000 at December 31, 1999 and 1998,
respectively. The Company remains contingently liable on all reinsurance ceded by it to others. This contingent liability would become an actual liability in the event an assuming reinsurer should fail to perform its obligations under its reinsurance agreement with the Company.

10. Related-Party Transactions

   The Company reimburses Generali's U.S. branch for certain expenses incurred on the Company's behalf. These expenses were not material in 1999, 1998 or 1997. The Company retrocedes a portion of the life insurance it assumes to Generali. In accordance with this agreement, the Company ceded premiums of $575,000, $756,000 and $873,000 during 1999, 1998 and 1997, respectively. The
Company ceded claims of $121,000 during 1999, $240,000 during 1998 and no claims during 1997.

   In 1995, the Company entered into a modified coinsurance agreement with Generali to cede 50% of certain single-premium deferred annuity contracts issued. In accordance with this agreement, $9 million, $8 million and $35 million in account balances were ceded to Generali in 1999, 1998 and 1997, respectively, and Generali loaned such amounts back to the Company. Account balances ceded and loaned back at December 31, 1999 and

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)

1998 were $184 million and $196 million, respectively. The recoverable amount from Generali was offset against the loan. The net expense related to this agreement was $2,034,000, $1,564,000 and $1,895,000 for the years ended December 31, 1999, 1998 and 1997, respectively. The Company held payables to Generali of $627,000 and $771,000 at December 31, 1999 and 1998, respectively.

11. Stockholder's Equity

   The changes in net unrealized gains (losses) that have been included in the balance sheet caption "other accumulated comprehensive income (loss)" in stockholder's equity are summarized as follows:

                                                              December 31
                                                          ----------------------
                                                            1999     1998
                                                          --------  -------
                                                           (In Thousands)
      Net unrealized gains (losses) on securities:
        Fixed maturities................................. $(53,500) $19,416
        Equity securities................................   (1,898)   4,159
        Securities held in separate account..............   (9,315)   1,593
        Other............................................      148     (438)
                                                          --------  -------
      Net unrealized gains (losses)......................  (64,565)  24,730
      Adjustment to deferred policy acquisition costs....   13,655   (8,707)
      Adjustment to unearned revenue reserve.............     (885)     485
      Deferred income taxes..............................   10,128   (5,778)
                                                          --------  -------
      Net unrealized gains (losses)...................... $(41,667) $10,730
                                                          ========  =======

12. Borrowed Money

   The Company has an outstanding liability for borrowed money in the amount of $35,015,000 as of December 31, 1999, which is included in other liabilities. This includes $28,400,000 that is a 90-day reverse repurchase agreement due February 11, 2000 at a rate of 5.70%. Pledged collateral for this debt consists of GNMA and FNMA securities with a face amount of $36,509,000. On the trade date of this agreement, November 10, 1999, these securities had a market value of $31,710,000. The remaining $6,615,000 are two separate longer term items through the Federal Home Loan Bank: $3,535,000 is due January 16, 2002 at a rate of 6.36% and $3,080,000 is due August 2, 2001 at a rate of 6.33%. The Company has the ability to borrow up to $80 million from the Federal Home Loan Bank. The Company's intent is to take advantage of investment opportunities by matching borrowing maturities to asset maturities that have a favorable interest rate spread.

13. Discontinued Operations

   In October of 1999, the Company adopted a plan to dispose of its group insurance line of business. Accordingly, the group line of business was considered a discontinued operation during the year ended 1999 and the consolidated statement of operations for 1999, 1998 and 1997 separately reported the operating results of the discontinued operations, net of related income taxes.

   The Company reached an agreement to sell the group line of business in January 2000 and expects to close the sale in 2000. The Company estimates that a gain on the disposal of this line of business will be realized and recognized in 2000.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     a.  Financial Statements

The financial statements of the Separate Account and the Company are included in Part B hereof.

     b.  Exhibits

      1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account*
      2.     Not Applicable
      3.(a)  Principal Underwriter's Agreement **
      3.(b)  Form of Selling Agreement**
      4.(a)  Individual Variable Annuity Contract+++
      4.(b)  Waiver of Withdrawal Charge and Interest Adjustment Rider**
      4.(c)  Death Benefit Endorsement +
      4.(d)  Additional Death Benefit Endorsement ++
      5.     Application for Individual Variable Annuity Contract**
      6.     (i)  Copy of Articles of Incorporation of the Company**
             (ii) Copy of the Bylaws of the Company**
      7.     Not Applicable
      8.(a)  Form of Fund Participation Agreement**
      8.(b) Form of Fund Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and the Company
      8.(c) Form of Fund Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and the Company
      8.(d) Form of Fund Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and the Company
      9.     Opinion and Consent of Counsel
     10.     Independent Auditors' Consent
     11.     Not Applicable
     12.     Not Applicable
     13.     Calculation of Performance Information
     14.     Company Organizational Chart**
     27.     Not Applicable

     *Incorporated by reference to Registrant's Form N-4, as electronically filed on August 5, 1997.

   **Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4, as electronically filed on October 17, 1997.

  ***Incorporated by reference to Registrant's Post-Effective Amendment No.2 to Form N-4, as electronically filed on July 8, 1998.

+ Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4, as electronically filed on August 14, 1998.

++ Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4, as electronically filed on February 17, 1999.

+++ Incorporated by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4, as electronically filed on December 29, 1999.

Item 25.    Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:

Name and Principal                               Positions and Offices
Business Address                                 with Depositor
Giorgio Balzer                                   Director, Chairman of the Board and
BMA Tower                                        Chief Executive Officer
700 Karnes Blvd.
Kansas City, MO 64108-3306

Robert Thomas Rakich                             Director, President and Chief Operating Officer
BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306

Dennis Keith Cisler                              Senior Vice President - Information
BMA Tower                                        Systems
700 Karnes Blvd.
Kansas City, MO 64108-3306

David Lee Higley                                 Senior Vice President & Chief Financial
BMA Tower                                        Officer
700 Karnes Blvd.
Kansas City, MO 64108-3306

Stephen Stanley Soden                            Senior Vice President - BMA Financial
BMA Tower                                        Group
700 Karnes Blvd.
Kansas City, MO 64108-3306

Michael Kent Deardorff                           Senior Vice President - Marketing,
BMA Tower                                        BMA Financial Group
700 Karnes Blvd.
Kansas City, MO 64108-3306

James Evan Kilmer                                Vice President - Taxes
BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306

Edward Scott Ritter                              Senior Vice President -  Insurance Services,
BMA Tower                                        Corporate Development & Communications
700 Karnes Blvd.
Kansas City, MO 64108-3306

David A. Gates                                   Vice President & General Counsel
BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306

Martin Jefferson Fuller                          Senior Vice President - Workplace
BMA Tower                                        Benefits
700 Karnes Blvd.
Kansas City, MO 64108-3306

Robert Noel Sawyer                               Senior Vice President & Chief Investment
BMA Tower                                        Officer
700 Karnes Blvd.
Kansas City, MO 64108-3306

Vernon Wirt Voorhees II                          Director, Senior Vice President -
BMA Tower                                        Corporate Services & Secretary
700 Karnes Blvd.
Kansas City, MO 64108-3306

Margaret Mary Heidkamp                           Vice President - Operations, Variable and
BMA Tower                                        Asset Accumulation Products
700 Karnes Blvd.
Kansas City, MO 64108-3306

Jay Brian Kinnamon                               Vice President & Corporate Actuary
BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306

Susan Annette Sweeney                            Vice President - Treasurer & Controller
BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306

Gerald W. Selig                                  Vice President & Actuary - Accumulation
BMA Tower                                        Products
700 Karnes Blvd.
Kansas City, MO 64108-3306

Thomas Morton Bloch                              Director

William Thomas Grant II                          Director

Donald Joyce Hall, Jr.                           Director

Allan Drue Jennings                              Director

David Woods Kemper                               Director

John Kessander Lundberg                          Director

John Pierre Mascotte                             Director

Andrea Rabusin                                   Director

Renzo Isler                                      Director

Mel G. Carvill                                   Director

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart was filed as Exhibit 14 in Pre-Effective Amendment No. 1 to Form N-4 and is incorporated herein by reference.

Item 27.    Number of Contract Owners

As of March 31, 2000, there were 69 Non-Qualified Contract Owners and 27 Qualified Contract Owners.

Not Applicable

Item 28.    Indemnification

The Bylaws of the Company (Article IV) provide that:

Section 1: Indemnification. Each person who is or was a Director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Corporation as a right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expense (including attorneys' fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a Director, officer or employee of the Corporation, or if serving at the request of the Corporation, as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this Bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the Corporation may have to make different or further indemnifications with respect to the same or different persons or classes of persons.

Without limiting the foregoing, the Corporation is authorized to enter into an agreement with any Director, officer or employee of the Corporation providing indemnification for such person against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement that result from any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, including any action by or in the right of the Corporation, that arises by reason of the fact that such person is or was a Director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, to the full extent allowed by law, whether or not such indemnification would otherwise be provided for in this Bylaw, except that no such agreement shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

     a.  Jones & Babson, Inc. is the principal underwriter for the Contracts.
It is also the principal underwriter for: BMA Variable Life Account A, David L. Babson Growth Fund, Inc., D. L. Babson Money Market Fund, Inc., D. L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., D.
L. Babson Bond Trust, Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc., Scout Capital Preservation Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc. and AFBA Five Star Fund, Inc.

     b.  The following are the officers and directors of Jones & Babson, Inc.:

    Name and                               Positions and Offices
Business Address                             with Underwriter
- - -------------------------                  ---------------------
Larry D. Armel                             President,
5540 Belinder                              Director and CEO
Shawnee Mission, KS 66205

P. Bradley Adams                           Vice President, Chief
12019 Cherokee Lane                        Financial Officer and
Leawood, KS 66209                          Treasurer

William G. Cooke                           Chief Compliance Officer
BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306

Martin A. Cramer                           Legal Regulatory Affairs-
13885 S. Brougham Drive                    Vice President and
Olathe, KS 66062                           Secretary

Constance B. Martin                        Asst. Vice President
2305 W 95th Street
Leawood, KS 66206

Stephen S. Soden                           Chairman of the Board and
BMA Tower                                  Director
One Penn Valley Park
Kansas City, MO 64141

Giorgio Balzer                             Director
BMA Tower
One Penn Valley Park
Kansas City, MO 64141

Robert T. Rakich                           Director
BMA Tower
One Penn Valley Park
Kansas City, MO 64141

Edward S. Ritter                           Director
BMA Tower
One Penn Valley Park
Kansas City, MO 64141

Robert N. Sawyer                           Director
BMA Tower
One Penn Valley Park
Kansas City, MO 64141

Vernon W. Voorhees                         Director
BMA Tower
One Penn Valley Park
Kansas City, MO 64141

Item 30.    Location of Accounts and Records

The physical possession of the accounts, books or documents of the Separate Account which are required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained by the Company at 700 Karnes Boulevard, Kansas City Missouri 64108.

Item 31.    Management Services

Not Applicable

Item 32.    Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Business Men's Assurance Company of America ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for the effectiveness of this registration statement and has caused this Registration Statement to be signed on its behalf in the City of Kansas City and the State of Missouri, on this 19th day of April, 2000.

                         BMA VARIABLE ANNUITY ACCOUNT A
                                      (Registrant)

                         By: BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                                      (Depositor)


                         By: /S/ DAVID A. GATES
                            --------------------------------


                        BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                                      (Depositor)


                         By: /S/ MICHAEL K. DEARDORFF
                            ---------------------------------



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE AND TITLE


Giorgio Balzer*
- - ---------------------                    Director, Chairman of the Board                 4/19/00
Giorgio Balzer                           and Chief Executive Officer                         ---------
                                                                                              Date

Thomas Morton Bloch*                                                                         4/19/00
- - ---------------------                          Director                                  ---------
Thomas Morton Bloch                                                                            Date

Mel G. Carvill*
-------------------------                                                                     4/19/00
Mel G. Carvill                                     Director                                  ----------


William Thomas Grant II *                                                                     4/19/00
- - ---------------------------                    Director                                   ---------
William Thomas Grant II                                                                        Date


Donald Joyce Hall, Jr.*                                                                       4/19/00
- - ---------------------------                    Director                                   ---------
Donald Joyce Hall, Jr.                                                                         Date


Renzo Isler*                                                                                  4/19/00
-------------------------------                    Director                                   ---------
Renzo Isler                                                                                    Date


Allan Drue Jennings*                                                                           4/19/00
- - ---------------------------                    Director                                    ---------
Allan Drue Jennings                                                                             Date

David Woods Kemper*                                                                            4/19/00
- - ---------------------------                    Director                                    ---------
David Woods Kemper                                                                              Date


- - ---------------------------                    Director                                    ---------
Andrea Rabusin                                                                                  Date

John Kessander Lundberg*                                                                       4/19/00
- - ---------------------------                    Director                                    ---------
John Kessander Lundberg                                                                         Date

John Pierre Mascotte*                                                                          4/19/00
- - ----------------------------                   Director                                    ---------
John Pierre Mascotte                                                                            Date

/S/ ROBERT THOMAS RAKICH                                                                       4/19/00
- - ---------------------------                    Director, President and Chief               ---------
Robert Thomas Rakich                               Operating Officer                            Date

/S/ VERNON WIRT VOORHEES II                                                                    4/19/00
- - ---------------------------                    Director, Senior Vice President -           ---------
Vernon Wirt Voorhees II                        Corporate Services & Secretary                   Date

/S/ DAVID L. HIGLEY                                                                            4/19/00
- - --------------------------                     Senior Vice President & Chief               ---------
David Lee Higley                               Financial Officer                                Date

/S/ SUSAN A. SWEENEY                                                                           4/19/00
- - -------------------------                      Vice President - Treasurer &                ----------
Susan Annette Sweeney                          Controller                                       Date



*By:   /S/ VERNON W. VOORHEES II
       ----------------------------
           Attorney-in-Fact

*By:  /S/ ROBERT THOMAS RAKICH
      -----------------------------
           Attorney-in-Fact


                LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that I, Renzo Isler, a Director of Business Men's Assurance Company of America (the "Company"), a corporation duly organized under the laws of the state of Missouri, do hereby appoint Robert T. Rakich and Vernon
W. Voorhees, each individually, as my attorney and agent, for me, and in my name as a Director of the Company on behalf of the company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

    WITNESS my hand and seal this fourteenth day of April, 2000.

WITNESS:

/S/ RENZO ISLER

---------------------------

                LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that I, Mel G. Carvill, a Director of Business Men's Assurance Company of America (the "Company"), a corporation duly organized under the laws of the state of Missouri, do hereby appoint Robert T. Rakich and Vernon W. Voorhees, each individually, as my attorney and agent, for me, and in my name as a Director of the Company on behalf of the company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

    WITNESS my hand and seal this fourteenth day of April, 2000.

WITNESS:


/S/ MEL G. CARVILL
---------------------------

                                    EXHIBITS

                                       TO

                        POST-EFFECTIVE AMENDMENT NO. 8 TO

                                    FORM N-4

                         BMA VARIABLE ANNUITY ACCOUNT A

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA




                                INDEX TO EXHIBITS

Exhibit                                                            Page

EX-99.B8.(b)  Form of Fund Participation Agreement among Variable Insurance
              Products Fund, Fidelity Distributors Corporation and the Company
EX-99.B8.(c)  Form of Fund Participation Agreement among Variable Insurance
              Products Fund II, Fidelity Distributors Corporation and the
              Company
EX-99.B8(d)   Form of Fund Participation Agreement among The Alger American
              Fund,
              Fred Alger and Company, Incorporated and the Company
EX-99.B9      Opinion and Consent of Counsel
EX-99.B10     Independent Auditors' Consent
EX-99.B13     Calculation of Performance Information